UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	4/30/2012

Item 1	– Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT • APRIL 30, 2012

Fund Type

International Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential International Equity Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential International Equity Fund

Prudential International Equity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.70%; Class B, 2.40%; Class C, 2.40%; Class F, 2.15%; Class L, 1.90%; Class X, 2.40%; Class Z, 1.40%. Net operating expenses: Class A, 1.70%; Class B, 2.40%; Class C, 2.40%; Class F, 2.15%; Class L, 1.90%; Class X, 2.40%; Class Z, 1.40%.

Cumulative Total Returns (Without Sales Charges) as of 4/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	4.90%	–12.28%	–29.53%	48.98%	—
Class B	4.48	–12.80	–31.98	38.56	—
Class C	4.48	–12.80	–31.97	38.58	—
Class F	4.76	–12.57	–31.05	N/A	–25.17% (12/18/06)
Class L	4.66	–12.33	–30.27	N/A	–24.80 (3/19/07)
Class X	4.48	–12.80	–31.98	N/A	–26.78 (3/19/07)
Class Z	5.03	–11.92	–28.62	52.41	—
MSCI EAFE® ND Index	2.44	–12.82	–21.48	69.51	—
Lipper International Large-Cap Core Funds Average	3.92	–12.69	–20.39	58.95	—

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Ten Years	Since Inception
Class A		–11.04%	–6.86%	3.38%	—
Class B		–11.09	–6.64	3.20	—
Class C		–7.40	–6.47	3.20	—
Class F		–10.84	–6.39	N/A	–5.28% (12/18/06)
Class L		–11.47	–7.11	N/A	–6.39 (3/19/07)
Class X		–12.01	–6.98	N/A	–6.11 (3/19/07)
Class Z		–5.52	–5.57	4.21	—
MSCI EAFE® ND Index		–5.77	–3.51	5.65	—
Lipper International Large-Cap Core Funds Average		–5.98	–3.53	4.88	—

2	Visit our website at www.prudentialfunds.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, and a 12b-1 fee of 0.30% and 0.50%, respectively, annually. All investors who purchase Class A and Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B and Class F shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and 12b-1 fees of 1% and 0.75%, respectively, annually. Approximately seven years after purchase, Class B and Class F will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class X shares purchased are not subject to a front-end sales charge, but charge a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class X shares declines by 1% annually to 4% in the third and fourth year after purchase, 3% in the fifth year after purchase, 2% in the sixth and seventh year after purchase, 1% in the eighth year after purchase and 0% in the ninth and tenth year after purchase. Class X shares convert to Class A shares on a monthly basis approximately 10 years after purchase. Class L and Class X shares are not offered to new purchases and are available only through exchanges from the same share class of certain other Prudential Investments mutual funds. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Morgan Stanley Capital International Europe, Australasia, and Far East ND Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The ND version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends. MSCI EAFE ND Index Closest Month-End to Inception cumulative total returns as of 4/30/12 are –14.65% for Class F and –17.99% for Class L and Class X. MSCI EAFE ND Index Closest Month-End to Inception average annual total returns as of 3/31/12 are –2.61% for Class F and –3.51% for Class L and Class X.

Lipper International Large-Cap Core Funds Average

The Lipper International Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P Developed ex-U.S. Broad Market Index (BMI). Large-Cap Core funds typically have an average price-to-cash-flow ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P Developed ex-U.S. BMI. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/12 are –14.68% for Class F and –17.52% for Class L and Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/12 are –2.73% for Class F and –3.53% for Class L and Class X.

Prudential International Equity Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/12
Roche Holding AG, Pharmaceuticals	1.6%
BP PLC, Oil, Gas & Consumable Fuels	1.5
Total SA, Oil, Gas & Consumable Fuels	1.5
Royal Dutch Shell PLC (Class A Stock), Oil, Gas & Consumable Fuels	1.4
Sanofi, Pharmaceuticals	1.3

Holdings are subject to change.

Five Largest Industries in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/12
Commercial Banks	12.6%
Oil, Gas & Consumable Fuels	8.2
Pharmaceuticals	7.9
Metals & Mining	6.1
Insurance	4.7

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2011, at the beginning of the period, and held through the six-month period ended April 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential International Equity Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Equity Fund		Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,049.00	1.70%	$8.66
	Hypothetical	$1,000.00	$1,016.41	1.70%	$8.52

Class B	Actual	$1,000.00	$1,044.80	2.40%	$12.20
	Hypothetical	$1,000.00	$1,012.93	2.40%	$12.01

Class C	Actual	$1,000.00	$1,044.80	2.40%	$12.20
	Hypothetical	$1,000.00	$1,012.93	2.40%	$12.01

Class F	Actual	$1,000.00	$1,047.60	2.15%	$10.95
	Hypothetical	$1,000.00	$1,014.17	2.15%	$10.77

Class L	Actual	$1,000.00	$1,046.60	1.90%	$9.67
	Hypothetical	$1,000.00	$1,015.42	1.90%	$9.52

Class X	Actual	$1,000.00	$1,044.80	2.40%	$12.20
	Hypothetical	$1,000.00	$1,012.93	2.40%	$12.01

Class Z	Actual	$1,000.00	$1,050.30	1.40%	$7.14
	Hypothetical	$1,000.00	$1,017.90	1.40%	$7.02

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2012, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS 96.7%

Australia 7.3%
91,181	Asciano Ltd.	$449,378
108,529	Australia & New Zealand Banking Group Ltd.	2,703,783
100,051	BHP Billiton Ltd.	3,706,017
18,709	Campbell Brothers Ltd.	1,336,691
278,808	CFS Retail Property Trust	559,220
44,659	Commonwealth Bank of Australia	2,418,289
1,310	CSL Ltd.	50,039
317,611	Fortescue Metals Group Ltd.	1,866,470
19,598	Goodman Group	73,512
348,796	GPT Group	1,188,408
143,075	Insurance Australia Group Ltd.	527,732
82,867	Metcash Ltd.	341,919
68,708	National Australia Bank Ltd.	1,806,221
29,953	Ramsay Health Care Ltd.	625,126
15,731	Rio Tinto Ltd.	1,087,536
164,327	SP AusNet	189,199
65,199	Tabcorp Holdings Ltd.	194,971
59,412	Toll Holdings Ltd.	362,759
7,597	Wesfarmers Ltd.	239,687
54,591	Westpac Banking Corp.	1,292,906
16,944	Woolworths Ltd.	457,965

		21,477,828

Austria 0.3%
124,862	Immofinanz Immobilien Anlagen	438,982
3,085	Raiffeisen Bank International AG(a)	102,437
6,978	Voestalpine AG	225,885

		767,304

Belgium 0.5%
17,435	Anheuser-Busch InBev NV	1,256,633
1,939	Delhaize Group SA	94,388

		1,351,021

Brazil 1.4%
31,397	Centrais Eletricas Brasileiras SA (Class B Stock), ADR	375,194
11,200	Cetip SA - Mercados Organizados	172,158
26,771	Cia de Bebidas das Americas, ADR	1,123,847

See Notes to Financial Statements.

Prudential International Equity Fund	7

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Brazil (cont’d.)
9,055	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	$716,794
35,531	Vale SA (Class B Stock), ADR	788,788
42,912	Vale SA (Preference) (Class B Stock), ADR	928,187

		4,104,968

Chile
2,200	Cia Cervecerias Unidas SA, ADR	157,564

China 0.6%
1,454,000	China Minsheng Banking Corp. Ltd. (Class H Stock)	1,508,600
91,000	China Petroleum & Chemical Corp. (Class H Stock)	98,053
42,200	Development Co. Ltd. (Class H Stock)	62,985

		1,669,638

Colombia 0.1%
3,600	Ecopetrol SA, ADR	232,920

Denmark 1.4%
13	AP Moller - Maersk A/S (Class A Stock)	96,872
55	AP Moller - Maersk A/S (Class B Stock)	430,198
6,971	Coloplast A/S (Class B Stock)	1,289,961
13,896	DSV A/S	316,481
13,838	Novo Nordisk A/S (Class B Stock)	2,041,156

		4,174,668

Finland 1.4%
25,277	Kesko OYJ (Class B Stock)	675,204
1,159	Kone OYJ (Class B Stock)	71,722
39,507	Metso OYJ	1,694,368
35,487	Orion OYJ (Class B Stock)(a)	723,870
4,195	Pohjola Bank PLC (Class A Stock)	45,145
133,964	Stora ENSO OYJ (Class R Stock)	913,238

		4,123,547

France 7.7%
12,987	Arkema SA	1,150,240
80,880	AXA SA*	1,145,548
27,322	BNP Paribas	1,097,640
1,464	Casino Guichard Perrachon SA*	143,772
6,471	Christian Dior SA	975,198

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

France (cont’d.)
17,691	Compagnie Generale des Etablissements Michelin	$1,321,217
8,214	Dassault Systemes SA	797,197
41,896	Eiffage SA	1,424,151
22,776	European Aeronautic Defence and Space Co. NV	899,180
3,953	Fonciere DES Regions	306,367
27,756	France Telecom SA	379,713
10,100	ICADE*(a)	852,028
8,577	Publicis Groupe	442,326
50,437	Sanofi	3,849,572
27,193	Schneider Electric SA*	1,670,541
4,616	Technip SA	521,993
91,979	Total SA	4,391,606
2,402	Unibail-Rodamco SE	448,948
43,471	Vivendi SA	803,580

		22,620,817

Germany 6.2%
41,361	BASF SE	3,404,867
14,382	Bayer AG	1,012,981
10,233	Bayerische Motoren Werke AG	972,694
13,163	Continental AG	1,275,772
39,299	Deutsche Bank AG	1,709,896
37,546	Deutsche Post AG	700,763
27,954	Hannover Rueckversicherung AG	1,689,725
4,597	Henkel AG & Co. KGaA	281,372
17,332	Infineon Technologies AG	172,549
16,882	Lanxess AG	1,344,151
402	Linde AG	68,804
29,038	RWE AG	1,248,258
43,941	SAP AG	2,913,463
15,588	Siemens AG	1,443,746

		18,239,041

Hong Kong 3.2%
243,000	BOC Hong Kong Holdings Ltd.	753,243
43,200	Cheung Kong Holdings Ltd.	574,615
91,000	Cheung Kong Infrastructure Holdings Ltd.	540,113
283,000	China Citic Bank Corp. Ltd. (Class H Stock)	180,189
205,000	China Overseas Land & Investment Ltd.	444,420
831,000	Franshion Properties China Ltd.	229,207

See Notes to Financial Statements.

Prudential International Equity Fund	9

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hong Kong (cont’d.)
296,000	Galaxy Entertainment Group Ltd.*	$925,161
374,750	Great Wall Motor Co. Ltd. (Class H Stock)*	809,524
268,800	Guangzhou R&F Properties Co. Ltd. (Class H Stock)	358,924
168,000	Hong Kong & China Gas Co. Ltd.	429,601
39,500	Kerry Properties Ltd.	180,479
328,500	Lifestyle International Holdings Ltd.	770,585
229,500	Link REIT (The)	955,430
221,600	Sands China Ltd.	871,131
86,000	Sino Land Co. Ltd.	148,531
91,000	SJM Holdings Ltd.	199,860
75,000	Sun Hung Kai Properties Ltd.	904,797
55,000	Wynn Macau Ltd.	176,513

		9,452,323

India 0.5%
52,558	Tata Motors Ltd., ADR(a)	1,563,600

Indonesia 0.2%
668,000	PT Bank Rakyat Indonesia Persero Tbk	483,347

Israel 0.2%
17,224	Israel Chemicals Ltd.	197,597
5,304	Mizrahi Tefahot Bank Ltd.*	47,901
7,254	Teva Pharmaceutical Industries Ltd.	328,331
3,400	Teva Pharmaceutical Industries Ltd., ADR	155,516

		729,345

Italy 2.7%
684,113	ENEL SpA	2,245,784
93,086	ENI SpA	2,066,360
20,903	Fiat Industrial SpA	237,125
146,543	Fiat SpA*	707,634
285,233	Intesa Sanpaolo SpA	431,553
75,161	Intesa Sanpaolo SpA-RSP	100,386
984,228	Telecom Italia SpA*	1,118,471
839,145	Telecom Italia SpA-RSP*	788,649
58,878	Terna Rete Elettrica Nazionale SpA	219,002

		7,914,964

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan 18.8%
96,700	AEON Co. Ltd.	$1,264,464
249,000	All Nippon Airways Co. Ltd.(a)	729,785
190,000	Aozora Bank Ltd.	490,230
250,200	Asahi Kasei Corp.	1,554,349
11,500	Benesse Holdings, Inc.	570,391
11,000	Canon, Inc.	505,636
210	Central Japan Railway Co.	1,746,493
8,100	Daito Trust Construction Co. Ltd.	731,475
28,000	Daiwa House Industry Co. Ltd.	362,625
13,000	Denso Corp.	424,812
24,900	East Japan Railway Co.	1,553,131
13,400	Fanuc Corp.	2,280,887
100	Fujitsu Ltd.	488
65,400	Gree, Inc.(a)	1,761,966
9,130	Hakuhodo DY Holdings, Inc.	572,912
140,000	Hino Motors Ltd.	999,499
78,100	Hitachi Ltd.	500,842
9,000	Hitachi Metals Ltd.	112,951
7,500	Ibiden Co. Ltd.	154,904
6,700	Idemitsu Kosan Co. Ltd.	619,314
73,000	Isuzu Motors Ltd.	419,677
73,400	Itochu Corp.	832,921
6,400	Itochu Techno-Solutions Corp.	292,184
313,650	JX Holdings, Inc.	1,779,602
22,500	Kamigumi Co. Ltd.	181,206
385	KDDI Corp.	2,531,626
10,200	Konami Corp.	297,670
42,000	Kuraray Co. Ltd.	601,804
2,500	Kyocera Corp.	246,117
111,722	Marubeni Corp.	780,823
3,100	McDonald’s Holdings Co. Japan Ltd.	88,061
24,300	Mitsubishi Corp.	530,497
709,100	Mitsubishi UFJ Financial Group, Inc.	3,437,146
47,400	Mitsui & Co. Ltd.	744,484
700	Murata Manufacturing Co. Ltd.	40,287
96,900	Namco Bandai Holdings, Inc.	1,393,302
50,900	Nikon Corp.	1,525,597
59,500	Nippon Telegraph & Telephone Corp.	2,701,497
166,600	Nissan Motor Co. Ltd.	1,744,459
53,900	Nomura Research Institute Ltd.	1,245,560

See Notes to Financial Statements.

Prudential International Equity Fund	11

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d.)
1,600	Oriental Land Co. Ltd.	$177,555
2,990	ORIX Corp.	287,615
13,100	Otsuka Corp.	1,055,023
9,700	Otsuka Holdings Co. Ltd.	292,798
343,400	Resona Holdings, Inc.	1,466,676
40,000	Sekisui House Ltd.	373,246
29,800	Seven & I Holdings Co. Ltd.	904,376
6,500	Shimamura Co. Ltd.	738,414
47,400	SoftBank Corp.	1,422,475
15,300	Sony Corp.	252,189
98,600	Sumitomo Corp.	1,407,866
51,000	Sumitomo Metal Mining Co. Ltd.	674,549
80,900	Sumitomo Mitsui Financial Group, Inc.	2,618,307
190,000	Sumitomo Mitsui Trust Holdings, Inc.	561,623
49,700	Suzuki Motor Corp.	1,180,873
98,000	Tokyu Land Corp.	476,253
9,500	Toyoda Gosei Co., Ltd.	195,616
31,434	Toyota Motor Corp.	1,301,220
76,800	Toyota Tsusho Corp.	1,532,345

		55,270,693

Netherlands 5.0%
55,556	ASML Holding NV	2,826,851
14,320	Heineken Holding NV	663,058
154,767	Koninklijke Ahold NV	1,963,012
8,867	Koninklijke Boskalis Westminster NV	323,478
115,996	Royal Dutch Shell PLC (Class A Stock)	4,128,327
101,736	Royal Dutch Shell PLC (Class B Stock)	3,709,142
26,980	Unilever NV - CVA	923,904

		14,537,772

New Zealand 0.5%
656,458	Telecom Corp. of New Zealand, Ltd.	1,411,830

Norway 1.4%
27,817	DNB ASA	299,899
23,971	Seadrill Ltd.	927,769
37,267	Statoil ASA	995,011
36,168	Yara International ASA	1,773,973

		3,996,652

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Philippines
221,300	Alliance Global Group, Inc.	$64,786

Portugal 0.2%
188,163	EDP - Energias de Portugal SA	537,993

Russia 0.6%
915	NovaTek OAO, GDR	116,297
11,645	Sberbank of Russia, ADR	150,337
118,410	Sberbank of Russia, ADR	1,533,409
3,628	Sistema JSFC, GDR	68,932

		1,868,975

Singapore 2.2%
205,000	Ascendas Real Estate Investment Trust	344,566
403,000	ComfortDelGro Corp. Ltd.	498,254
70,000	DBS Group Holdings Ltd.	789,656
1,240,000	Golden Agri-Resources Ltd.	736,485
29,000	Jardine Cycle & Carriage Ltd.	1,105,398
93,000	Keppel Corp. Ltd.	830,424
21,400	SembCorp Industries Ltd.	87,329
133,300	UOL Group Ltd.	486,882
1,634,000	Yangzijiang Shipbuilding Holdings Ltd.	1,558,077

		6,437,071

South Africa 0.8%
166,919	FirstRand Ltd.	542,629
22,049	Imperial Holdings Ltd.	478,855
800	Kumba Iron Ore Ltd., ADR	56,632
10,039	Sasol Ltd., ADR	476,150
20,324	Tiger Brands Ltd.	745,154

		2,299,420

South Korea 1.7%
2,266	Hyundai Motor Co., GDR	75,458
7,337	Hyundai Motor Co.	1,743,156
4,324	Kia Motors Corp.	319,099
163,250	Korea Exchange Bank	1,240,852
10,258	KT&G Corp.	704,365
1,630	Samsung Electronics Co. Ltd., GDR	1,002,411
2,300	SK Telecom Co. Ltd., ADR	31,096

		5,116,437

See Notes to Financial Statements.

Prudential International Equity Fund	13

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Spain 2.9%
147,116	Banco Bilbao Vizcaya Argentaria SA	$994,327
169,386	Banco Santander SA	1,058,298
61,217	Enagas	1,075,710
40,506	Ferrovial SA	451,032
56,256	Gas Natural SDG SA	783,381
182,082	Iberdrola SA	847,672
29,084	Mapfre SA(a)	84,042
33,252	Red Electrica Corp. SA	1,447,672
22,908	Repsol YPF SA	438,171
101,428	Telefonica SA	1,478,202

		8,658,507

Sweden 3.0%
29,893	Assa Abloy AB (Class B Stock)	871,266
12,678	Atlas Copco AB (Class A Stock)	301,799
3,231	Getinge AB (Class B Stock)	86,720
27,099	Hexagon AB (Class B Stock)	550,342
5,625	Holmen AB (Class B Stock)	149,385
14,264	Investor AB (Class B Stock)	284,376
286,115	Skandinaviska Enskilda Banken (Class A Stock)	1,930,903
14,404	SKF AB (Class B Stock)	341,814
15,307	Svenska Handelsbanken AB (Class A Stock)	496,015
138,296	Swedbank AB (Class A Stock)	2,290,084
102,251	Volvo AB (Class B Stock)	1,417,850

		8,720,554

Switzerland 7.1%
1,340	Adecco SA*	65,254
12,724	Aryzta AG	640,651
28,420	Cie Financiere Richemont SA	1,756,582
62,842	Nestle SA	3,849,518
65,901	Novartis AG	3,633,939
25,619	Roche Holding AG	4,679,811
1,682	Swiss Life Holding AG	172,064
37,500	Swiss Re AG	2,350,851
912	Syngenta AG	320,228
9,056	Transocean Ltd.	451,977
63,269	UBS AG*	789,773
8,430	Zurich Financial Services AG	2,061,874

		20,772,522

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Taiwan 0.9%
44,000	Asustek Computer, Inc.	$444,391
14,000	Hon Hai Precision Industry Co. Ltd.	44,289
322,000	Radiant Opto-Electronics Corp.	1,355,975
27,362	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	426,300
479,000	TECO Electric And Machinery Co. Ltd.	350,946

		2,621,901

Thailand 0.1%
9,800	PTT PCL	111,545
58,300	Siam Commercial Bank PCL	285,338

		396,883

United Kingdom 17.7%
14,577	Admiral Group PLC	286,487
28,651	Anglo American PLC	1,101,067
78,640	AstraZeneca PLC	3,445,238
207,113	Aviva PLC	1,035,599
41,643	Babcock International Group PLC	561,611
335,125	BAE Systems PLC	1,605,519
194,885	Balfour Beatty PLC	825,489
512,983	Barclays PLC	1,816,978
7,903	BG Group PLC	186,038
98,601	BHP Billiton PLC	3,159,591
623,016	BP PLC	4,499,369
69,337	British American Tobacco	3,554,734
380,331	BT Group PLC (Class A Stock)	1,301,142
117,688	Diageo PLC	2,962,350
142,909	GlaxoSmithKline PLC	3,304,965
227,091	HSBC Holdings PLC	2,045,802
43,908	Imperial Tobacco Group PLC	1,755,807
1,188,437	ITV PLC	1,614,336
1,076,697	Legal & General Group PLC	2,054,912
73,871	National Grid PLC	797,837
432,176	Old Mutual PLC	1,036,639
9,646	Petrofac Ltd.	271,606
53,187	Prudential PLC	651,264
26,140	Reckitt Benckiser Group PLC	1,521,701
37,078	Rexam PLC	258,748
49,597	Rio Tinto PLC	2,762,857
5,950	SSE PLC	127,559

See Notes to Financial Statements.

Prudential International Equity Fund	15

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
25,143	Standard Chartered PLC	$614,518
116,692	Standard Life PLC	423,453
52,385	Tate & Lyle PLC	587,034
23,107	Tesco PLC	119,008
23,457	TUI Travel PLC	72,711
53,199	Unilever PLC	1,815,663
538,778	Vodafone Group PLC	1,490,825
1,249	Weir Group PLC (The)	34,560
318,745	WM Morrison Supermarkets PLC	1,451,521
18,646	WPP PLC	252,222
29,252	Xstrata PLC	558,996

		51,965,756

United States 0.1%
2,031	Millicom International Cellular SA	215,752
1,111	Southern Copper Corp.(a)	36,530

		252,282

	Total common stocks (cost $257,878,412)	283,992,929

EXCHANGE TRADED FUND 1.1%

United States
57,400	iShares MSCI EAFE Index Fund(a) (cost $3,154,123)	3,085,250

PREFERRED STOCKS 1.3%

Brazil 0.3%
45,700	Vale SA	988,970

Germany 0.8%
11,909	Henkel AG & Co. KGaA	885,931
1,076	RWE AG	42,544
7,124	Volkswagen AG	1,349,435

		2,277,910

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

PREFERRED STOCKS (Continued)

South Korea 0.2%
733	Hyundai Motor Co. - 1st Offering	$48,515
8,343	Hyundai Motor Co. - 2nd Offering	589,113

		637,628

	Total preferred stocks (cost $3,454,016)	3,904,508

	Total long-term investments (cost $264,486,551)	290,982,687

Principal Amount (000)
SHORT-TERM INVESTMENTS 2.5%

United State Government Security
$ 200	U.S. Treasury Bill 0.025%, 6/28/12 (cost $199,992)(b)(c)	199,976

Shares

Affiliated Money Market Mutual Fund 2.5%
7,215,519	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $7,215,519; includes $7,213,452 of cash collateral received for securities on loan)(Note 3)(d)(e)	7,215,519

	Total short-term investments (cost $7,415,511)	7,415,495

	Total Investments 101.6% (cost $271,902,062; Note 5)	298,398,182
	Liabilities in excess of other assets(f) (1.6%)	(4,714,755)

	Net Assets 100.0%	$293,683,427

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

RSP—Risparmio Shares (Savings Shares)

*	Non-income producing security.

See Notes to Financial Statements.

Prudential International Equity Fund	17

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,765,991; cash collateral of $7,213,452 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at April 30, 2012:

Number of Contracts	Type	Expiration Date	Value at April 30, 2012	Value at Trade Date	Unrealized Depreciation
	Long Positions:
7	FTSE 100 Index	Jun. 2012	$649,242	$655,032	$(5,790)
6	TOPIX Index	Jun. 2012	603,081	612,890	(9,809)

					$(15,599)

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

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The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$21,477,828	$—	$—
Austria	767,304	—	—
Belgium	1,351,021	—	—
Brazil	4,104,968	—	—
Chile	157,564	—	—
China	1,669,638	—	—
Colombia	232,920	—	—
Denmark	4,174,668	—	—
Finland	4,123,547	—	—
France	22,620,817	—	—
Germany	18,239,041	—	—
Hong Kong	9,452,323	—	—
India	1,563,600	—	—
Indonesia	483,347	—	—
Israel	729,345	—	—
Italy	7,914,964	—	—
Japan	55,270,693	—	—
Netherlands	14,537,772	—	—
New Zealand	1,411,830	—	—
Norway	3,996,652	—	—
Philippines	64,786	—	—
Portugal	537,993	—	—
Russia	1,868,975	—	—
Singapore	6,437,071	—	—
South Africa	2,299,420	—	—
South Korea	5,116,437	—	—
Spain	8,658,507	—	—
Sweden	8,720,554	—	—
Switzerland	20,772,522	—	—
Taiwan	2,621,901	—	—
Thailand	396,883	—	—
United Kingdom	51,965,756	—	—
United States	252,282	—	—
Exchange Traded Fund
United States	3,085,250	—	—
Preferred Stocks
Brazil	988,970	—	—

See Notes to Financial Statements.

Prudential International Equity Fund	19

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

	Level 1	Level 2	Level 3
Preferred Stocks (continued)
Germany	$2,277,910	$—	$—
South Korea	637,628	—	—
United States Government Security	—	199,976	—
Affiliated Money Market Mutual Fund	7,215,519	—	—

	298,198,206	199,976	—
Other Financial Instruments*
Futures Contracts	(15,599)	—	—

Total	$298,182,607	$199,976	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at October 31, 2011 was $282,953,266. $212,484,557 was transferred into Level 1 from Level 2 at April 30, 2012 as a result of no longer using third-party vendor modeling tools to reflect any significant market movements between the time at which the Series valued its securities and the earlier closing of foreign markets.

It is the Series’ policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

Commercial Banks	12.6%
Oil, Gas & Consumable Fuels	8.2
Pharmaceuticals	7.9
Metals & Mining	6.1
Insurance	4.7
Automobiles	4.2
Chemicals	3.6
Diversified Telecommunication Services	3.4
Food Products	3.0
Machinery	3.0
Food & Staples Retailing	2.6
Affiliated Money Market Mutual Fund (including 2.5% of collateral received for securities on loan)	2.5
Electric Utilities	2.3
Tobacco	2.1
Trading Companies & Distributors	2.1%
Beverages	2.0
Semiconductors & Semiconductor Equipment	2.0
Wireless Telecommunication Services	2.0
Real Estate Management & Development	1.8
Road & Rail	1.5
Software	1.4
Real Estate Investment Trusts (REITs)	1.2
Exchange Traded Fund	1.1
Auto Components	1.0
Capital Markets	1.0
Construction & Engineering	1.0
Hotels, Restaurants & Leisure	1.0
Leisure Equipment & Products	1.0
Media	1.0
Aerospace & Defense	0.9

See Notes to Financial Statements.

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Household Products	0.9%
IT Services	0.9
Textiles, Apparel & Luxury Goods	0.9
Energy Equipment & Services	0.8
Gas Utilities	0.8
Industrial Conglomerates	0.8
Electrical Equipment	0.7
Multi-Utilities	0.7
Distributors	0.6
Electronic Equipment, Instruments & Components	0.6
Healthcare Equipment & Supplies	0.6
Internet Software & Services	0.6
Professional Services	0.5
Diversified Financial Services	0.4
Real Estate Investment Trusts	0.4
Air Freight & Logistics	0.3
Building Products	0.3
Multiline Retail	0.3%
Paper & Forest Products	0.3
Airlines	0.2
Commercial Services & Supplies	0.2
Computers & Peripherals	0.2
Diversified Consumer Services	0.2
Household Durables	0.2
Marine	0.2
Office Electronics	0.2
Specialty Retail	0.2
Water Utilities	0.2
Containers & Packaging	0.1
Transportation Infrastructure	0.1

101.6
Liabilities in excess of other assets	(1.6)

100.0%

The Series invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due to broker—variation margin	$15,599	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential International Equity Fund	21

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Rights	Total
Equity contracts	$223,667	$127,740	$351,407

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Total
Equity contracts	$(288,645)	$(288,645)

For the six months ended April 30, 2012, the average value at trade date for futures contracts was $1,597,655.

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

APRIL 30, 2012	SEMIANNUAL REPORT

Prudential International Equity Fund

Statement of Assets and Liabilities

as of April 30, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $6,765,991:
Unaffiliated Investments (cost $264,686,543)	$291,182,663
Affiliated Investments (cost $7,215,519)	7,215,519
Foreign currency, at value (cost $520,451)	521,632
Receivable for investments sold	14,635,436
Dividends and interest receivable	1,784,794
Foreign tax reclaim receivable	735,194
Receivable for Series shares sold	324,467
Prepaid expenses	1,880

Total assets	316,401,585

Liabilities
Payable for investments purchased	13,690,362
Payable to broker for collateral for securities on loan (Note 3)	7,213,452
Loan payable	587,000
Payable for Series shares reacquired	430,314
Accrued expenses	427,491
Management fee payable	203,778
Affiliated transfer agent fee payable	82,868
Distribution fee payable	77,563
Due to broker—variation margin	5,330

Total liabilities	22,718,158

Net Assets	$293,683,427

Net assets were comprised of:
Common stock, at par	$499,381
Paid-in capital in excess of par	516,900,199

517,399,580
Undistributed net investment income	1,720,417
Accumulated net realized loss on investment and foreign currency transactions	(251,994,333)
Net unrealized appreciation on investments and foreign currencies	26,557,763

Net assets, April 30, 2012	$293,683,427

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($211,044,559 ÷ 35,796,397 shares of common stock issued and outstanding)	$5.90
Maximum sales charge (5.50% of offering price)	0.34

Maximum offering price to public	$6.24

Class B
Net asset value, offering price and redemption price per share ($6,030,124 ÷ 1,061,018 shares of common stock issued and outstanding)	$5.68

Class C
Net asset value, offering price and redemption price per share ($19,581,983 ÷ 3,446,271 shares of common stock issued and outstanding)	$5.68

Class F
Net asset value, offering price and redemption price per share ($1,077,019 ÷ 189,610 shares of common stock issued and outstanding)	$5.68

Class L
Net asset value and redemption price per share ($8,299,945 ÷ 1,405,622 shares of common stock issued and outstanding)	$5.90
Maximum sales charge (5.75% of offering price)	0.36

Maximum offering price to public	$6.26

Class X
Net asset value, offering price and redemption price per share ($1,080,852 ÷ 190,154 shares of common stock issued and outstanding)	$5.68

Class Z
Net asset value, offering price and redemption price per share ($46,568,945 ÷ 7,848,997 shares of common stock issued and outstanding)	$5.93

See Notes to Financial Statements.

Prudential International Equity Fund	25

Statement of Operations

Six Months Ended April 30, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $51,673)	$5,787,216
Affiliated income from securities loaned, net	24,161
Affiliated dividend income	269
Unaffiliated interest income	83

Total income	5,811,729

Expenses
Management fee	1,230,895
Distribution fee—Class A	310,536
Distribution fee—Class B	30,892
Distribution fee—Class C	100,899
Distribution fee—Class F	4,800
Distribution fee—Class L	20,650
Distribution fee—Class M	1,560
Distribution fee—Class X	6,597
Transfer agent’s fees and expenses (including affiliated expense of $111,700) (Note 3)	481,000
Custodian’s fees and expenses	137,000
Registration fees	52,000
Reports to shareholders	48,000
Legal fees and expenses	16,000
Audit fee	15,000
Directors’ fees	9,000
Insurance	4,000
Loan interest expense (Note 7)	1,996
Miscellaneous	28,139

Total expenses	2,498,964

Net investment income	3,312,765

Realized And Unrealized Gain (Loss) On Investment, Futures And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(1,182,835)
Foreign currency transactions	(98,677)
Financial futures transactions	223,667

(1,057,845)

Net change in unrealized appreciation (depreciation) on:
Investments	12,324,738
Foreign currencies	17,070
Financial futures contracts	(288,645)

12,053,163

Net gain on investment and foreign currency transactions	10,995,318

Net Increase In Net Assets Resulting From Operations	$14,308,083

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2012	Year Ended October 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,312,765	$5,027,387
Net realized gain (loss) on investment and foreign currency transactions	(1,057,845)	17,074,787
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,053,163	(40,027,313)

Net increase (decrease) in net assets resulting from operations	14,308,083	(17,925,139)

Dividends from net investment income (Note 1)
Class A	(4,099,544)	(4,571,474)
Class B	(85,513)	(110,787)
Class C	(268,526)	(320,075)
Class F	(23,756)	(47,027)
Class L	(145,518)	(171,721)
Class M	(8,376)	(33,226)
Class X	(19,252)	(35,242)
Class Z	(1,011,006)	(949,745)

	(5,661,491)	(6,239,297)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	6,449,669	19,235,595
Net asset value of shares issued in reinvestment of dividends	5,514,065	6,069,976
Cost of shares reacquired	(26,668,149)	(64,297,912)

Net decrease in net assets from Series share transactions	(14,704,415)	(38,992,341)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	1,399,459

Total decrease	(6,057,823)	(61,757,318)

Net Assets:
Beginning of period	299,741,250	361,498,568

End of period(a)	$293,683,427	$299,741,250

(a) Includes undistributed net investment income of:	$1,720,417	$4,069,143

See Notes to Financial Statements.

Prudential International Equity Fund	27

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of five series: Prudential International Equity Fund (the “Series”), Prudential International Value Fund, Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential International Equity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations in March 2000. The investment objective of the Series is to achieve long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or

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securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in 60 days or less, are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than 60 days, are valued at fair value.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral, at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential International Equity Fund	29

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization and accretion of discount on debt securities, as required, is recorded on

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the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions. The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures, there is a minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment

Prudential International Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, QMA is obligated to keep certain books and records of the Series. PI pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .85% of the average daily net assets of the Series up to and including $300 million, .75% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70% of the Series’ average daily net assets over $1.5 billion. The effective management fee was .85% for the six months ended April 30, 2012.

The Series has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Series’ Class A, Class B, Class C, Class F, and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class L, Class M, and Class X shares.

The Series has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class F, Class L, Class M,

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and Class X shares of the Series in accordance with Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor for the Series’ Class Z shares. Under the Plans, the Fund compensates PIMS and PAD a distribution and service fee at the annual rate of .30%, 1.00%, 1.00%, .75%, .50%, 1.00%, and 1.00% of the average daily net assets of the Class A, B, C, F, L, M, and X shares, respectively.

PIMS has advised the Series that they received $28,600 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2012. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2012 it received $43, $6,051, $169, $492 and $43 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class F and Class X shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended April 30, 2012, PIM has been compensated approximately $7,200 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a series of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2012 aggregated $125,127,000 and $142,799,100 respectively.

Prudential International Equity Fund	33

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$279,826,452	$32,630,085	$(14,058,355)	$18,571,730

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

For federal income tax purposes, the Series has a capital loss carryforward as of October 31, 2011 of approximately $243,483,000 of which $51,069,000 expires in 2016, $184,077,000 expires in 2017, and $8,337,000 expires in 2018. The Fund utilized approximately $15,462,000 of its capital loss carryforward to offset net taxable gains realized in the year ended October 31, 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Series is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Series offers Class A, B, C, F, L, M, X and Z shares. Class A and L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B and F shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B and F shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class M shares automatically convert to Class A shares approximately eight years after purchase. As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale. Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

During the fiscal years ended October 31, 2011 and October 31, 2010, the Series received $1,399,459 and $4,717,145, respectively, related to settlements of regulatory proceedings involving allegations of improper trading in Series shares. The amounts relating to a former affiliate for the years ended October 31, 2011 and October 31, 2010 were $1,123,251 and $4,493,246, respectively. The per share effect of these amounts is disclosed in the financial highlights.

There are 1 billion authorized shares of common stock at $.01 par value per share, designated Class A, Class B, Class C, Class F, Class L, Class M, Class X, Class New X and Class Z, each of which consists of 225 million, 150 million, 150 million, 50 million, 50 million, 50 million, 50 million, 50 million and 225 million authorized shares, respectively.

Prudential International Equity Fund	35

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2012:
Shares sold	511,518	$2,926,403
Shares issued in reinvestment of dividends	728,075	3,975,267
Shares reacquired	(3,325,893)	(18,795,870)

Net increase (decrease) in shares outstanding before conversion	(2,086,300)	(11,894,200)
Shares issued upon conversion from Class B, F, M, X and Z	405,630	2,298,971
Shares reacquired upon conversion into Class Z	(9,771)	(53,790)

Net increase (decrease) in shares outstanding	(1,690,441)	$(9,649,019)

Year ended October 31, 2011:
Shares sold	1,157,745	$7,274,534
Shares issued in reinvestment of dividends	728,171	4,427,283
Shares reacquired	(7,310,868)	(45,368,737)

Net increase (decrease) in shares outstanding before conversion	(5,424,952)	(33,666,920)
Shares issued upon conversion from Class B, F, M and X	883,630	5,477,217
Shares reacquired upon conversion into Class Z	(186,656)	(1,187,796)

Net increase (decrease) in shares outstanding	(4,727,978)	$(29,377,499)

Class B
Six months ended April 30, 2012:
Shares sold	59,216	$326,988
Shares issued in reinvestment of dividends	15,550	82,106
Shares reacquired	(102,766)	(564,980)

Net increase (decrease) in shares outstanding before conversion	(28,000)	(155,886)
Shares reacquired upon conversion into Class A	(132,594)	(729,089)

Net increase (decrease) in shares outstanding	(160,594)	$(884,975)

Year ended October 31, 2011:
Shares sold	134,342	$803,818
Shares issued in reinvestment of dividends	18,311	107,666
Shares reacquired	(240,348)	(1,441,980)

Net increase (decrease) in shares outstanding before conversion	(87,695)	(530,496)
Shares reacquired upon conversion into Class A	(233,493)	(1,372,829)

Net increase (decrease) in shares outstanding	(321,188)	$(1,903,325)

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Class C	Shares	Amount
Six months ended April 30, 2012:
Shares sold	46,209	$253,047
Shares issued in reinvestment of dividends	48,720	256,753
Shares reacquired	(523,991)	(2,897,820)

Net increase (decrease) in shares outstanding	(429,062)	$(2,388,020)

Year ended October 31, 2011:
Shares sold	285,739	$1,702,762
Shares issued in reinvestment of dividends	52,345	307,788
Shares reacquired	(948,643)	(5,685,795)

Net increase (decrease) in shares outstanding before conversion	(610,559)	(3,675,245)
Shares reacquired upon conversion into Class Z	(151)	(831)

Net increase (decrease) in shares outstanding	(610,710)	$(3,676,076)

Class F
Six months ended April 30, 2012:
Shares issued in reinvestment of dividends	4,166	$21,955
Shares reacquired	(21,937)	(118,981)

Net increase (decrease) in shares outstanding before conversion	(17,771)	(97,026)
Shares reacquired upon conversion into Class A	(78,187)	(429,012)

Net increase (decrease) in shares outstanding	(95,958)	$(526,038)

Year ended October 31, 2011:
Shares sold	122	$841
Shares issued in reinvestment of dividends	7,787	45,709
Shares reacquired	(86,360)	(524,163)

Net increase (decrease) in shares outstanding before conversion	(78,451)	(477,613)
Shares reacquired upon conversion into Class A	(200,736)	(1,188,873)

Net increase (decrease) in shares outstanding	(279,187)	$(1,666,486)

Class L
Six months ended April 30, 2012:
Shares sold	2,717	$16,693
Shares issued in reinvestment of dividends	25,883	141,578
Shares reacquired	(132,558)	(755,014)

Net increase (decrease) in shares outstanding	(103,958)	$(596,743)

Year ended October 31, 2011:
Shares sold	6,430	$41,363
Shares issued in reinvestment of dividends	27,508	167,799
Shares reacquired	(292,840)	(1,835,606)

Net increase (decrease) in shares outstanding	(258,902)	$(1,626,444)

Prudential International Equity Fund	37

Notes to Financial Statements

(Unaudited) continued

Class M	Shares	Amount
Period ended April 13, 2012*:
Shares sold	68	$390
Shares issued in reinvestment of dividends	1,251	6,604
Shares reacquired	(6,526)	(33,728)

Net increase (decrease) in shares outstanding before conversion	(5,207)	(26,734)
Shares reacquired upon conversion into Class A	(129,902)	(704,453)

Net increase (decrease) in shares outstanding	(135,109)	$(731,187)

Year ended October 31, 2011:
Shares sold	2,102	$12,843
Shares issued in reinvestment of dividends	5,162	30,351
Shares reacquired	(70,593)	(427,774)

Net increase (decrease) in shares outstanding before conversion	(63,329)	(384,580)
Shares reacquired upon conversion into Class A	(304,398)	(1,842,076)

Net increase (decrease) in shares outstanding	(367,727)	$(2,226,656)

Class X
Six months ended April 30, 2012:
Shares sold	622	$3,893
Shares issued in reinvestment of dividends	3,618	19,104
Shares reacquired	(22,196)	(121,412)

Net increase (decrease) in shares outstanding before conversion	(17,956)	(98,415)
Shares reacquired upon conversion into Class A	(77,237)	(423,356)

Net increase (decrease) in shares outstanding	(95,193)	$(521,771)

Year ended October 31, 2011:
Shares sold	3,680	$22,212
Shares issued in reinvestment of dividends	5,872	34,525
Shares reacquired	(63,117)	(377,288)

Net increase (decrease) in shares outstanding before conversion	(53,565)	(320,551)
Shares reacquired upon conversion into Class A	(177,542)	(1,073,439)

Net increase (decrease) in shares outstanding	(231,107)	$(1,393,990)

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Class Z	Shares	Amount
Six months ended April 30, 2012:
Shares sold	515,710	$2,922,144
Shares issued in reinvestment of dividends	184,098	1,010,698
Shares reacquired	(582,008)	(3,380,233)

Net increase (decrease) in shares outstanding before conversion	117,800	552,609
Shares issued upon conversion from Class A	9,713	53,790
Shares reacquired upon conversion into Class A	(2,366)	(13,061)

Net increase (decrease) in shares outstanding	125,147	$593,338

Year ended October 31, 2011:
Shares sold	1,525,305	$9,377,222
Shares issued in reinvestment of dividends	155,042	948,855
Shares reacquired	(1,350,436)	(8,636,569)

Net increase (decrease) in shares outstanding before conversion	329,911	1,689,508
Shares issued upon conversion from Class A and C	185,345	1,188,627

Net increase (decrease) in shares outstanding	515,256	$2,878,135

*	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

Note 7. Borrowing

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended April 30, 2012. The average daily balance for the 108 days that the Series had loans outstanding during the period was approximately $436,000, borrowed at a weighted average interest rate of 1.50%. At April 30, 2012, the Series has an outstanding loan amount of $587,000.

Note 8. Ownership

As of April 30, 2012, approximately 27% of the Series was owned by two institutional shareholders for the beneficial interest of their underlying account holders.

Prudential International Equity Fund	39

Notes to Financial Statements

(Unaudited) continued

Note 9. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.72		$6.17	$5.77	$4.80	$10.49	$8.54
Income (loss) from investment operations:
Net investment income	.07		.09	.08	.08	.16	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.22		(.46)	.36	1.06	(5.37)	1.92
Total from investment operations	.29		(.37)	.44	1.14	(5.21)	2.08
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.11)	(.10)	(.17)	(.14)	(.13)
Distributions from net realized gains	-		-	-	-	(.34)	-
Total dividends and distributions	(.11)		(.11)	(.10)	(.17)	(.48)	(.13)
Capital Contributions (Note 6)	-		.03	.06	-	-	-
Net asset value, end of period	$5.90		$5.72	$6.17	$5.77	$4.80	$10.49
Total Return(b):	4.90%		(5.61)%	8.78%	24.65%	(51.87)%	24.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$211,044		$214,610	$260,555	$275,993	$246,234	$557,878
Average net assets (000)	$208,161		$247,859	$257,553	$240,744	$438,831	$438,194
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(e)	1.70%	(d)	1.64%	1.57%	1.54%	1.43%	1.34%
Expenses, excluding distribution and service (12b-1) fees	1.40%	(d)	1.34%	1.27%	1.24%	1.15%	1.09%
Net investment income	2.32%	(d)	1.51%	1.35%	1.75%	1.94%	1.60%
Portfolio turnover rate	43%	(f)	70%	96%	76%	74%	114%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) The distributor of the series had contractually agreed to limit its distribution and service (12b-1) fees to .25 of the average daily net assets of the Class A shares through February 28, 2008.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential International Equity Fund	41

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.50		$5.94	$5.56	$4.61	$10.09	$8.22
Income (loss) from investment operations:
Net investment income	.04		.05	.04	.05	.09	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.21		(.45)	.35	1.02	(5.16)	1.88
Total from investment operations	.25		(.40)	.39	1.07	(5.07)	1.94
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.07)	(.07)	(.12)	(.07)	(.07)
Distributions from net realized gains	-		-	-	-	(.34)	-
Total dividends and distributions	(.07)		(.07)	(.07)	(.12)	(.41)	(.07)
Capital Contributions (Note 6)	-		.03	.06	-	-	-
Net asset value, end of period	$5.68		$5.50	$5.94	$5.56	$4.61	$10.09
Total Return(b):	4.48%		(6.27)%	8.11%	23.82%	(52.22)%	23.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,030		$6,720	$9,160	$9,976	$11,205	$32,905
Average net assets (000)	$6,212		$8,320	$9,246	$9,229	$22,786	$39,205
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.40%	(d)	2.34%	2.27%	2.24%	2.15%	2.09%
Expenses, excluding distribution and service (12b-1) fees	1.40%	(d)	1.34%	1.27%	1.24%	1.15%	1.09%
Net investment income	1.57%	(d)	.83%	.66%	1.06%	1.17%	.67%
Portfolio turnover rate	43%	(e)	70%	96%	76%	74%	114%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.50		$5.94	$5.56	$4.61	$10.09	$8.22
Income (loss) from investment operations:
Net investment income	.04		.05	.04	.05	.09	.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.21		(.45)	.35	1.02	(5.16)	1.84
Total from investment operations	.25		(.40)	.39	1.07	(5.07)	1.94
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.07)	(.07)	(.12)	(.07)	(.07)
Distributions from net realized gains	-		-	-	-	(.34)	-
Total dividends and distributions	(.07)		(.07)	(.07)	(.12)	(.41)	(.07)
Capital Contributions (Note 6)	-		.03	.06	-	-	-
Net asset value, end of period	$5.68		$5.50	$5.94	$5.56	$4.61	$10.09
Total Return(b):	4.48%		(6.27)%	8.11%	23.83%	(52.22)%	23.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,582		$21,310	$26,625	$29,326	$28,858	$75,010
Average net assets (000)	$20,291		$25,128	$26,974	$26,677	$55,111	$53,765
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.40%	(d)	2.34%	2.27%	2.24%	2.15%	2.09%
Expenses, excluding distribution and service (12b-1) fees	1.40%	(d)	1.34%	1.27%	1.24%	1.15%	1.09%
Net investment income	1.59%	(d)	.81%	.66%	1.06%	1.19%	1.03%
Portfolio turnover rate	43%	(e)	70%	96%	76%	74%	114%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential International Equity Fund	43

Financial Highlights

(Unaudited) continued

Class F Shares
	Six Months Ended April 30,		Year Ended October 31,				December 18, 2006(e) through October 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.50		$5.94	$5.56	$4.62	$10.11	$8.56
Income (loss) from investment operations:
Net investment income	.05		.06	.05	.06	.11	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.22		(.44)	.35	1.01	(5.17)	1.46
Total from investment operations	.27		(.38)	.40	1.07	(5.06)	1.54
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.09)	(.08)	(.13)	(.09)	-
Distributions from net realized gains	-		-	-	-	(.34)	-
Total dividends and distributions	(.09)		(.09)	(.08)	(.13)	(.43)	-
Capital Contributions (Note 6)	-		.03	.06	-	-	-
Net asset value, end of period	$5.68		$5.50	$5.94	$5.56	$4.62	$10.11
Total Return(b):	4.76%		(6.05)%	8.35%	24.04%	(52.10)%	18.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,077		$1,572	$3,355	$5,226	$8,171	$28,728
Average net assets (000)	$1,287		$2,442	$4,064	$5,769	$18,310	$33,219
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.15%	(d)	2.09%	2.02%	1.99%	1.90%	1.84%	(d)
Expenses, excluding distribution and service (12b-1) fees	1.40%	(d)	1.34%	1.27%	1.24%	1.15%	1.09%	(d)
Net investment income	1.69%	(d)	1.07%	.95%	1.35%	1.37%	1.13%	(d)
Portfolio turnover rate	43%	(f)	70%	96%	76%	74%	114%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) Commencement of offering.

(f) Not annualized.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class L Shares
	Six Months Ended April 30,		Year Ended October 31,				March 19, 2007(e) through October 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.73		$6.17	$5.77	$4.79	$10.48	$8.92
Income (loss) from investment operations:
Net investment income	.06		.08	.07	.07	.14	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.21		(.45)	.36	1.06	(5.38)	1.45
Total from investment operations	.27		(.37)	.43	1.13	(5.24)	1.56
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.10)	(.09)	(.15)	(.11)	-
Distributions from net realized gains	-		-	-	-	(.34)	-
Total dividends and distributions	(.10)		(.10)	(.09)	(.15)	(.45)	-
Capital Contributions (Note 6)	-		.03	.06	-	-	-
Net asset value, end of period	$5.90		$5.73	$6.17	$5.77	$4.79	$10.48
Total Return(b):	4.66%		(5.62)%	8.59%	24.49%	(52.07)%	17.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,300		$8,644	$10,919	$12,342	$12,621	$34,433
Average net assets (000)	$8,305		$10,189	$11,216	$11,250	$24,942	$35,182
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.90%	(d)	1.84%	1.77%	1.74%	1.65%	1.59%	(d)
Expenses, excluding distribution and service (12b-1) fees	1.40%	(d)	1.34%	1.27%	1.24%	1.15%	1.09%	(d)
Net investment income	2.11%	(d)	1.31%	1.16%	1.56%	1.68%	1.82%	(d)
Portfolio turnover rate	43%	(f)	70%	96%	76%	74%	114%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) Commencement of offering.

(f) Not annualized.

See Notes to Financial Statements.

Prudential International Equity Fund	45

Financial Highlights

(Unaudited) continued

Class M Shares
	Period Ended April 13,		Year Ended October 31,				March 19, 2007(e) through October 31,
	2012(a)(g)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.50		$5.94	$5.56	$4.61	$10.09	$8.63
Income (loss) from investment operations:
Net investment income	.01		.05	.04	.05	.07	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.09		(.45)	.35	1.02	(5.14)	1.38
Total from investment operations	.10		(.40)	.39	1.07	(5.07)	1.46
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.07)	(.07)	(.12)	(.07)	-
Distributions from net realized gains	-		-	-	-	(.34)	-
Total dividends and distributions	(.07)		(.07)	(.07)	(.12)	(.41)	-
Capital Contributions (Note 6)	-		0.03	0.06	-	-	-
Net asset value, end of period	$5.53		$5.50	$5.94	$5.56	$4.61	$10.09
Total Return(b):	1.90%		(6.27)%	8.11%	23.82%	(52.22)%	16.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29		$743	$2,985	$6,622	$11,467	$68,244
Average net assets (000)	$342		$1,768	$4,441	$7,957	$34,319	$76,639
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.40%	(d)	2.34%	2.27%	2.24%	2.15%	2.09%	(d)
Expenses, excluding distribution and service (12b-1) fees	1.40%	(d)	1.34%	1.27%	1.24%	1.15%	1.09%	(d)
Net investment income	.26%	(d)	.76%	.68%	1.09%	.92%	1.41%	(d)
Portfolio turnover rate	43%	(f)(h)	70%	96%	76%	74%	114%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) Commencement of offering.

(f) Not annualized.

(g) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(h) Calculated as of April 30, 2012.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended April 30,		Year Ended October 31,				March 19, 2007(e) through October 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.50		$5.94	$5.56	$4.61	$10.09	$8.63
Income (loss) from investment operations:
Net investment income	.04		.05	.04	.05	.09	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.21		(.45)	.35	1.02	(5.16)	1.38
Total from investment operations	.25		(.40)	.39	1.07	(5.07)	1.46
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.07)	(.07)	(.12)	(.07)	-
Distributions from net realized gains	-		-	-	-	(.34)	-
Total dividends and distributions	(.07)		(.07)	(.07)	(.12)	(.41)	-
Capital Contributions (Note 6)	-		.03	.06	-	-	-
Net asset value, end of period	$5.68		$5.50	$5.94	$5.56	$4.61	$10.09
Total Return(b):	4.48%		(6.27)%	8.11%	23.82%	(52.22)%	16.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,081		$1,569	$3,067	$5,957	$8,597	$25,428
Average net assets (000)	$1,327		$2,351	$4,020	$6,611	$17,864	$25,351
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.40%	(d)	2.34%	2.27%	2.24%	2.15%	2.09%	(d)
Expenses, excluding distribution and service (12b-1) fees	1.40%	(d)	1.34%	1.27%	1.24%	1.15%	1.09%	(d)
Net investment income	1.41%	(d)	.80%	.66%	1.10%	1.18%	1.30%	(d)
Portfolio turnover rate	43%	(f)	70%	96%	76%	74%	114%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) Commencement of offering.

(f) Not annualized.

See Notes to Financial Statements.

Prudential International Equity Fund	47

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.77		$6.22	$5.82	$4.85	$10.60	$8.62
Income (loss) from investment operations:
Net investment income	.08		.11	.13	.10	.18	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.21		(.46)	.33	1.06	(5.43)	1.97
Total from investment operations	.29		(.35)	.46	1.16	(5.25)	2.13
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.13)	(.12)	(.19)	(.16)	(.15)
Distributions from net realized gains	-		-	-	-	(.34)	-
Total dividends and distributions	(.13)		(.13)	(.12)	(.19)	(.50)	(.15)
Capital Contributions (Note 6)	-		.03	.06	-	-	-
Net asset value, end of period	$5.93		$5.77	$6.22	$5.82	$4.85	$10.60
Total Return(b):	5.03%		(5.30)%	8.98%	24.95%	(51.77)%	25.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,569		$44,573	$44,833	$229,771	$169,874	$353,771
Average net assets (000)	$45,316		$46,529	$149,685	$184,038	$285,097	$301,553
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.40%	(d)	1.34%	1.27%	1.24%	1.15%	1.09%
Expenses, excluding distribution and service (12b-1) fees	1.40%	(d)	1.34%	1.27%	1.24%	1.15%	1.09%
Net investment income	2.64%	(d)	1.77%	2.12%	2.05%	2.22%	1.73%
Portfolio turnover rate	43%	(e)	70%	96%	76%	74%	114%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential International Equity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INTERNATIONAL EQUITY FUND

SHARE CLASS	A	B	C	F	L	X	Z
NASDAQ	PJRAX	PJRBX	PJRCX	N/A	DEILX	DEIQX	PJIZX
CUSIP	743969859	743969867	743969875	743969842	743969834	743969818	743969883

MF190E2    0226467-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL INTERNATIONAL VALUE FUND

SEMIANNUAL REPORT • APRIL 30, 2012

Fund Type

International Stock

Objective

Long-Term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential International Value Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential International Value Fund

Prudential International Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.98%; Class B, 2.68%; Class C, 2.68%; Class Z, 1.68%. Net operating expenses: Class A, 1.93%; Class B, 2.68%; Class C, 2.68%; Class Z, 1.68%, after contractual reduction for Class A shares through 2/28/2013.

Cumulative Total Returns (Without Sales Charges) as of 4/30/12
	Six Months	One Year	Five Years	Ten Years
Class A	3.20%	–14.61%	–20.28%	51.08%
Class B	2.78	–15.27	–23.24	40.03
Class C	2.78	–15.25	–23.24	40.06
Class Z	3.30	–14.38	–19.22	54.79
MSCI EAFE® ND Index	2.44	–12.82	–21.48	69.51
Lipper International Large-Cap Core Funds Average	3.92	–12.69	–20.39	58.95

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Ten Years
Class A		–13.10%	–4.39%	3.92%
Class B		–13.28	–4.19	3.72
Class C		–9.60	–4.02	3.73
Class Z		–7.84	–3.05	4.77
MSCI EAFE® ND Index		–5.77	–3.51	5.65
Lipper International Large-Cap Core Funds Average		–5.98	–3.53	4.88

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are

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subject to a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Morgan Stanley Capital International Europe, Australasia, and Far East ND Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE® ND Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The Net Dividend (ND) version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Lipper International Large-Cap Core Funds Average

The Lipper International Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to the large-cap-specific subset of the MSCI EAFE Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/12
Royal Dutch Shell PLC (Class B stock), Oil, Gas & Consumable Fuels	1.8%
Novartis AG, Pharmaceuticals	1.7
Vodafone Group PLC, Telecommunications	1.5
Novo Nordisk A/S (Class B Stock), Pharmaceuticals	1.4
Allianz SE, Insurance	1.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/12
Banks	11.0%
Oil, Gas & Consumable Fuels	10.2
Pharmaceuticals	9.6
Insurance	7.1
Telecommunications	6.7

Industry weightings reflect only long-term investments and are subject to change.

Prudential International Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2011, at the beginning of the period, and held through the six-month period ended April 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Value Fund		Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,032.00	1.93%	$9.75
	Hypothetical	$1,000.00	$1,015.27	1.93%	$9.67

Class B	Actual	$1,000.00	$1,027.80	2.68%	$13.51
	Hypothetical	$1,000.00	$1,011.54	2.68%	$13.40

Class C	Actual	$1,000.00	$1,027.80	2.68%	$13.51
	Hypothetical	$1,000.00	$1,011.54	2.68%	$13.40

Class Z	Actual	$1,000.00	$1,033.00	1.68%	$8.49
	Hypothetical	$1,000.00	$1,016.51	1.68%	$8.42

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2012, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential International Value Fund	5

Portfolio of Investments

as of April 30, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.2%
COMMON STOCKS 96.0%

Australia 4.2%
33,100	Bendigo and Adelaide Bank Ltd.	$259,698
17,452	BHP Billiton Ltd.	646,444
61,388	BlueScope Steel Ltd.*	25,265
12,700	Caltex Australia Ltd.	182,215
82,600	Challenger Ltd.	342,539
71,625	Downer EDI Ltd.*	269,413
253,200	Emeco Holdings Ltd.	274,374
171,558	Goodman Fielder Ltd.	117,084
77,000	Metcash Ltd.	317,711
24,000	National Australia Bank Ltd.	630,921
176,200	OneSteel Ltd.	239,587
88,300	Pacific Brands Ltd.	56,583
6,200	Rio Tinto Ltd.	428,627
78,100	Telstra Corp. Ltd.	288,072

		4,078,533

Austria 0.6%
10,700	OMV AG	362,233
5,700	Voestalpine AG	184,515

		546,748

Belgium 0.4%
32,700	AGFA-Gevaert NV*	71,420
7,300	Delhaize Group SA	355,357
4,935	Dexia NV/SA*	1,241

		428,018

Brazil 1.3%
52,410	BM&FBOVESPA SA	292,824
14,217	Embraer SA, ADR	492,477
22,900	Natura Cosmeticos SA	517,432

		1,302,733

Canada 2.9%
11,370	Canadian National Railway Co.	970,280
18,700	Canadian Natural Resources Ltd.	649,677
13,711	Cenovus Energy, Inc.	497,585
16,460	Potash Corp. of Saskatchewan, Inc.	699,221

		2,816,763

See Notes to Financial Statements.

Prudential International Value Fund	7

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Cayman Islands 0.8%
1,792	Baidu, Inc., ADR*	$237,799
16,805	Tencent Holdings Ltd.	528,063

		765,862

China 2.0%
143,404	China Life Insurance Co. Ltd. (Class H Stock)	388,146
281,529	China Merchants Bank Co. Ltd. (Class H Stock)	611,053
830,300	Industrial & Commercial Bank of China Ltd. (Class H Stock)	554,343
146,024	Sinopharm Group Co. Ltd. (Class H Stock)	383,003

		1,936,545

Denmark 1.8%
7,700	Danske Bank A/S*	125,018
13,600	H. Lundbeck A/S	272,232
9,425	Novo Nordisk A/S (Class B Stock)	1,390,222

		1,787,472

Finland 0.3%
13,700	Tieto Oyj	241,372

France 8.4%
6,771	Air Liquide SA	870,910
20,000	AXA SA	283,271
8,100	BNP Paribas	325,411
6,502	Cie Generale des Etablissements Michelin (Class B Stock)	485,589
2,700	Ciments Francais SA	172,981
37,707	Credit Agricole SA	193,811
9,900	France Telecom SA	135,436
6,885	LVMH Moet Hennessy Louis Vuitton SA	1,140,574
13,784	Publicis Groupe SA	710,858
3,900	Rallye SA	130,170
4,600	Renault SA	209,005
13,760	Sanofi	1,050,223
12,000	SCOR SE	317,290
5,863	Societe Generale	138,608
5,900	Thales SA	204,422
16,400	Total SA	783,030
5,100	Valeo SA	250,457
4,800	Vallourec SA	288,651
26,900	Vivendi SA	497,258

		8,187,955

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Germany 9.6%
14,090	Adidas AG	$1,175,006
12,400	Allianz SE	1,381,717
3,300	Aurubis AG	183,137
6,200	BASF SE	510,388
3,100	Bayer AG	218,345
7,500	Daimler AG	414,631
8,700	Deutsche Bank AG	378,536
12,200	E.ON AG	276,392
12,348	Fresenius Medical Care AG & Co. KGaA	876,583
4,300	Hannover Rueckversicherung AG	259,920
2,200	Merck KGaA	241,707
2,700	Muenchener Rueckversicherungs-Gesellschaft AG	391,887
5,100	Rheinmetall AG	286,405
7,300	RWE AG	313,806
16,018	SAP AG	1,062,057
8,900	Siemens AG	824,310
7,800	ThyssenKrupp AG	184,815
2,500	Volkswagen AG	426,727

		9,406,369

Hong Kong 2.7%
103,000	Cathay Pacific Airways Ltd.	174,706
458,717	CNOOC Ltd.	977,899
388,800	First Pacific Co. Ltd.	422,443
44,548	Hong Kong Exchanges and Clearing Ltd.	712,547
58,100	Kingboard Chemical Holdings Ltd.	162,873
68,200	Yue Yuen Industrial Holdings Ltd.	228,545

		2,679,013

Ireland 0.7%
20,600	Allied Irish Banks PLC*	2,045
12,400	Covidien PLC	684,852
15,600	Irish Life & Permanent Group Holdings PLC*	764

		687,661

Israel 2.6%
62,300	Bank Hapoalim BM	231,675
11,063	Check Point Software Technologies Ltd.*	643,092
6,200	Elbit Systems Ltd.	226,443
9,100	Teva Pharmaceutical Industries Ltd.	411,884

See Notes to Financial Statements.

Prudential International Value Fund	9

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Israel (cont’d.)
22,014	Teva Pharmaceutical Industries Ltd., ADR	$1,006,920

		2,520,014

Italy 1.6%
14,400	Banco Popolare Scarl	21,387
124,700	Enel SpA	409,361
35,100	ENI SpA	779,164
15,200	Finmeccanica SpA	65,310
5,500	Fondiaria-SAI SpA*	6,756
251,900	Telecom Italia SpA	286,257

		1,568,235

Japan 16.2%
8,373	Alpine Electronics, Inc.	110,640
11,400	Aoyama Trading Co. Ltd.	236,167
15,366	Canon, Inc.	706,328
22,500	COMSYS Holdings Corp.	227,705
294	Dai-ichi Life Insurance Co. Ltd. (The)	372,655
3,509	Fanuc Corp.	597,286
73,900	Fukuoka Financial Group, Inc.	309,151
8,700	Fuyo General Lease Co. Ltd.	283,970
21,600	Heiwa Corp.	450,180
12,800	Hitachi Capital Corp.	213,066
3,400	Itochu Techno-Solutions Corp.	155,223
57,894	JX Holdings, Inc.	328,482
203	KDDI Corp.	1,334,857
9,400	Keihin Corp.	161,769
29,045	Komatsu Ltd.	842,174
50,100	Kurabo Industries Ltd.	93,498
20,400	Kyorin Holdings, Inc.	392,976
25,600	Kyowa Exeo Corp.	233,748
76,000	Marubeni Corp.	531,162
3,900	Miraca Holdings, Inc.	154,114
5,900	Mitsubishi Corp.	128,804
174,700	Mitsubishi UFJ Financial Group, Inc.	846,805
25,800	Mitsui & Co. Ltd.	405,225
248,700	Mizuho Financial Group, Inc.	395,602
1,100	Nichirei Corp.	5,015
14,700	Nippon Electric Glass Co. Ltd.	120,045
22,800	Nippon Shokubai Co. Ltd.	257,014

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d.)
12,300	Nippon Telegraph & Telephone Corp.	$558,461
78,700	Nishi-Nippon City Bank Ltd. (The)	207,987
22,000	Nissan Shatai Co. Ltd.	232,841
300	NTT DoCoMo, Inc.	511,774
6,600	Otsuka Holdings Co. Ltd.	199,223
3,400	Sankyo Co. Ltd.	164,379
49,800	Sankyu, Inc.	198,352
29,400	Seino Holdings Co. Ltd.	204,371
13,500	Shimachu Co. Ltd.	304,359
25,400	Shizuoka Gas Co. Ltd.	184,201
38,600	Sumitomo Corp.	551,152
17,900	Sumitomo Mitsui Financial Group, Inc.	579,329
14,006	Sumitomo Mitsui Trust Holdings, Inc.	41,401
52,600	Toagosei Co. Ltd.	228,610
16,700	Toppan Forms Co. Ltd.	150,392
24,171	Toyota Motor Corp.	1,000,566
18,300	Toyota Tsusho Corp.	365,129
36,900	Yokohama Rubber Co. Ltd. (The)	272,221

		15,848,409

Mexico 0.6%
214,556	Wal-Mart de Mexico SAB de CV (Class V Stock)	613,561

Netherlands 3.3%
18,800	Aegon NV*	86,825
44,700	ING Groep NV, CVA*	315,195
40,800	Koninklijke Ahold NV	517,493
8,300	Koninklijke DSM NV	475,888
21,300	Koninklijke KPN NV	191,189
8,366	Koninklijke Philips Electronics NV	166,111
2,000	Nutreco NV	145,342
13,649	Schlumberger Ltd.	1,011,937
11,700	Yandex NV (Class A Stock)*	277,524

		3,187,504

New Zealand 0.2%
279,800	Air New Zealand Ltd.(a)	203,637

Norway 0.7%
15,500	Cermaq ASA*	211,661

See Notes to Financial Statements.

Prudential International Value Fund	11

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Norway (cont’d.)
20,700	DnB NOR ASA	$223,170
9,700	Statoil ASA	258,985

		693,816

Singapore 0.4%
578,400	Golden Agri-Resources Ltd.	343,534

South Korea 0.9%
3,530	Hyundai Motor Co.	838,673

Spain 1.3%
28,659	Banco Bilbao Vizcaya Argentaria SA	193,700
19,900	Banco Espanol de Credito SA	74,889
73,500	Banco Santander SA	459,217
20,300	Repsol YPF SA	388,286
12,200	Telefonica SA	177,802

		1,293,894

Sweden 2.0%
31,600	Boliden AB	505,878
9,500	Electrolux AB (Class B Stock)	212,154
25,116	Hennes & Mauritz AB (Class B Stock)	862,822
5,500	NCC AB (Class B Stock)	108,097
700	Svenska Cellulosa AB (Class B Stock)	11,091
8,500	Svenska Handelsbanken AB (Class A Stock)	275,438

		1,975,480

Switzerland 7.7%
4,500	Baloise Holding AG	348,289
14,084	Clariant AG*	179,066
24,900	Credit Suisse Group AG*	595,581
500	Georg Fischer AG*	221,589
12,166	Julius Baer Group Ltd.*	465,784
18,200	Nestle SA	1,114,879
29,767	Novartis AG	1,641,424
4,400	Roche Holding AG	803,746
770	Swatch Group AG (The)	355,117
2,100	Swiss Life Holding AG*	214,824
6,400	Swiss Re Ltd.*	401,212
1,320	Syngenta AG	463,487

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Switzerland (cont’d.)
1,400	Verwaltungs-und Privat-Bank AG	$119,385
2,500	Zurich Financial Services AG*	611,469

		7,535,852

Taiwan 0.2%
10,238	HTC Corp.	155,278

United Kingdom 22.1%
50,858	ARM Holdings PLC	432,497
20,700	AstraZeneca PLC	906,872
60,800	Aviva PLC	304,010
100,100	BAE Systems PLC	479,560
85,481	Barclays PLC	302,772
75,157	Beazley PLC	172,835
15,600	Berendsen PLC	130,384
40,544	BG Group PLC	954,414
116,400	BP PLC	840,631
22,696	British American Tobacco PLC	1,163,567
207,400	BT Group PLC	709,532
285,700	Cable & Wireless Communications PLC	152,962
20,109	Carnival PLC	653,678
38,100	Cookson Group PLC	448,595
29,400	Dairy Crest Group PLC	143,617
38,000	Drax Group PLC	334,870
20,900	GlaxoSmithKline PLC	483,341
98,900	Home Retail Group PLC	171,098
97,464	HSBC Holdings PLC	888,132
55,000	Intermediate Capital Group PLC	229,219
115,700	J. Sainsbury PLC	578,143
165,503	Kingfisher PLC	780,269
234,900	Legal & General Group PLC	448,314
123,600	Logica PLC	156,260
24,800	Marks & Spencer Group PLC	143,685
48,900	Marston’s PLC	77,416
35,300	Mondi PLC	327,404
4,200	Next PLC	199,646
142,800	Old Mutual PLC	342,527
29,034	Pearson PLC	546,584
19,573	Reckitt Benckiser Group PLC	1,139,413
29,290	Rolls-Royce Holdings PLC*	391,449
46,900	Royal Dutch Shell PLC (Class B Stock)	1,709,904

See Notes to Financial Statements.

Prudential International Value Fund	13

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
100,287	RSA Insurance Group PLC	$170,894
14,457	SABMiller PLC	607,322
44,457	Standard Chartered PLC	1,086,570
167,579	Tesco PLC	863,079
56,900	Thomas Cook Group PLC	20,777
50,700	Tullett Prebon PLC	282,636
515,770	Vodafone Group PLC	1,427,161
84,500	WM Morrison Supermarkets PLC	384,801

		21,586,840

United States 0.5%
6,900	Yum! Brands, Inc.	501,837

	Total common stocks (cost $86,396,552)	93,731,608

PREFERRED STOCKS 1.2%

Brazil 0.3%
23,400	Itau Unibanco Holding SA, ADR 2.79% (PRFC)	367,146

Germany 0.9%
4,552	Volkswagen AG, 1.81% (PRFC)	862,244

United Kingdom
3,104,740	Rolls-Royce Holdings PLC (PRFC C)*(a)	5,039

	Total preferred stocks (cost $895,924)	1,234,429

	Total long-term investments (cost $87,292,476)	94,966,037

SHORT-TERM INVESTMENT 1.7%

Affiliated Money Market Mutual Fund
1,652,682	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,652,682)(b)	1,652,682

	Total Investments 98.9% (cost $88,945,158; Note 5)	96,618,719
	Other assets in excess of liabilities(c) 1.1%	1,049,111

	Net Assets 100%	$97,667,830

See Notes to Financial Statements.

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The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

PRFC—Preference Shares

EUR—Euro

*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2012:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Euro,
Expiring 05/09/12	Bank of New York Mellon	EUR	1,787	$2,452,948	$2,365,001	$87,947

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential International Value Fund	15

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$4,078,533	$—	$—
Austria	546,748	—	—
Belgium	428,018	—	—
Brazil	1,302,733	—	—
Canada	2,816,763	—	—
Cayman Islands	765,862	—	—
China	1,936,545	—	—
Denmark	1,787,472	—	—
Finland	241,372	—	—
France	8,187,955	—	—
Germany	9,406,369	—	—
Hong Kong	2,679,013	—	—
Ireland	687,661	—	—
Israel	2,520,014	—	—
Italy	1,568,235	—	—
Japan	15,848,409	—	—
Mexico	613,561	—	—
Netherlands	3,187,504	—	—
New Zealand	203,637	—	—
Norway	693,816	—	—
Singapore	343,534	—	—
South Korea	838,673	—	—
Spain	1,293,894	—	—
Sweden	1,975,480	—	—
Switzerland	7,535,852	—	—
Taiwan	155,278	—	—
United Kingdom	21,586,840	—	—
United States	501,837	—	—
Preferred Stocks:
Brazil	367,146	—	—
Germany	862,244	—	—
United Kingdom	—	—	5,039
Affiliated Money Market Mutual Fund	1,652,682	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	87,947	—

Total	$96,613,680	$87,947	$5,039

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

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Fair Value of Level 2 investments at 10/31/11 was $87,692,258. $85,530,685 was transferred into Level 1 from Level 2 at 04/30/12 as a result of no longer using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2012 were as follows:

Banks	11.0%
Oil, Gas & Consumable Fuels	10.2
Pharmaceuticals	9.6
Insurance	7.1
Telecommunications	6.7
Food & Beverage	5.4
Chemicals	4.2
Automobile Manufacturers	4.0
Retail & Merchandising	3.8
Metals & Mining	2.7
Diversified Financial Services	2.3
Distribution/Wholesale	2.0
Holding Companies—Diversified	1.9
Machinery & Equipment	1.8
Computer Services & Software	1.8
Affiliated Money Market Mutual Fund	1.7
Apparel	1.5
Aerospace/Defense	1.5
Automotive Parts	1.5
Transportation	1.4
Miscellaneous Manufacturing	1.4
Entertainment & Leisure	1.4
Consumer Products & Services	1.3
Agriculture	1.2
Utilities	1.0
Healthcare Providers & Services	0.9%
Engineering & Construction	0.8
Internet	0.8
Advertising	0.7
Office Equipment	0.7
Healthcare Products	0.7
Software	0.7
Commercial Services	0.6
Media & Entertainment	0.6
Cosmetics/Personal Care	0.5
Retail	0.5
Semiconductors	0.4
Aerospace & Defense	0.4
Airlines	0.4
Food	0.4
Forest & Paper Products	0.3
Home Furnishings	0.3
Electronic Components & Equipment	0.3
Internet Software & Services	0.3
Building Materials	0.2

98.9
Other assets in excess of liabilities	1.1

100.0%

The Series invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments were equity risk and foreign exchange risk.

The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential International Value Fund	17

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Fair values of derivative instruments as of April 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$87,947	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$156,270	$156,270
Equity contracts	43,770	—	43,770

Total	$43,770	$156,270	$200,040

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts	Total
Foreign exchange contracts	$(4,149)	$(4,149)

For the six months ended April 30, 2012, the Series’ average value at settlement date receivable for forward foreign currency exchange sale contracts was $2,771,109.

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2012	SEMIANNUAL REPORT

Prudential International Value Fund

Statement of Assets and Liabilities

as of April 30, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $87,292,476)	$94,966,037
Affiliated Investments (cost $1,652,682)	1,652,682
Cash	25,314
Foreign currency, at value (cost $300,018)	302,636
Dividends and interest receivable	582,053
Receivable for investments sold	464,435
Tax reclaim receivable	250,998
Unrealized appreciation on foreign currency forward contracts	87,947
Receivable for Series shares sold	66,182
Prepaid expenses	631

Total assets	98,398,915

Liabilities
Payable for investments purchased	336,037
Accrued expenses	210,830
Advisory fee payable	79,689
Payable for Series shares reacquired	73,052
Affiliated transfer agent fee payable	18,442
Distribution fee payable	13,035

Total liabilities	731,085

Net Assets	$97,667,830

Net assets were comprised of:
Common stock, at par value	$51,194
Paid-in capital in excess of par	115,319,849

115,371,043
Undistributed net investment income	605,645
Accumulated net realized loss on investment and foreign currency transactions	(26,093,551)
Net unrealized appreciation on investments and foreign currencies	7,784,693

Net assets, April 30, 2012	$97,667,830

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($35,738,577 ÷ 1,873,130 shares of common stock issued and outstanding)	$19.08
Maximum sales charge (5.5% of offering price)	1.11

Maximum offering price to public	$20.19

Class B:
Net asset value, offering price and redemption price per share ($1,697,537 ÷ 92,964 shares of common stock issued and outstanding)	$18.26

Class C:
Net asset value, offering price and redemption price per share ($5,274,871 ÷ 288,330 shares of common stock issued and outstanding)	$18.29

Class Z:
Net asset value, offering price and redemption price per share ($54,956,845 ÷ 2,864,964 shares of common stock issued and outstanding)	$19.18

See Notes to Financial Statements.

Prudential International Value Fund	21

Statement of Operations

Six Months Ended April 30, 2012 (Unaudited)

Net Investment Income
Investment Income
Unaffiliated dividend income (net of foreign withholding taxes of $120,243)	$1,588,317
Affiliated dividend income	2,155
Unaffiliated interest income	563

Total income	1,591,035

Expenses
Advisory fee	480,987
Distribution fee—Class A	45,186
Distribution fee—Class B	8,996
Distribution fee—Class C	27,187
Transfer agent’s fee and expenses (including affiliated expense of $47,000) (Note 3)	117,000
Custodian’s fees and expenses	102,000
Registration fees	26,000
Reports to shareholders	20,000
Legal fees and expenses	18,000
Audit fees	15,000
Directors’ fees	7,000
Insurance fees	1,000
Miscellaneous	22,334

Total expenses	890,690

Net investment income	700,345

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(52,105)
Foreign currency transactions	137,767

85,662

Net change in unrealized appreciation (depreciation) on:
Investments	2,294,597
Foreign currencies	(7,645)

2,286,952

Net gain on investments and foreign currencies	2,372,614

Net Increase In Net Assets Resulting From Operations	$3,072,959

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	For Six Months Ended April 30, 2012	Year Ended October 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$700,345	$1,691,196
Net realized gain on investment and foreign currency transactions	85,662	10,774,092
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,286,952	(12,788,702)

Net increase (decrease) in net assets resulting from operations	3,072,959	(323,414)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(610,527)	(376,129)
Class B	(17,304)	(5,738)
Class C	(53,269)	(12,666)
Class Z	(978,760)	(1,693,194)

	(1,659,860)	(2,087,727)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,824,758	27,552,858
Net asset value of shares issued in reinvestment of dividends and distributions	1,623,730	2,073,598
Cost of shares reacquired	(10,058,908)	(142,888,872)

Net decrease in net assets from Series share transactions	(2,610,420)	(113,262,416)

Total decrease	(1,197,321)	(115,673,557)

Net Assets
Beginning of period	98,865,151	214,538,708

End of period(a)	$97,667,830	$98,865,151

(a) Includes undistributed net investment income of:	$605,645	$1,565,160

See Notes to Financial Statements.

Prudential International Value Fund	23

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end diversified management investment company and currently consists of five series: Prudential International Value Fund (the “Series”), Prudential International Equity Fund, Prudential Emerging Markets Debt Local Currency Fund, Prudential Jennison Global Opportunities Fund and Prudential Jennison International Opportunities Fund. These financial statements relate to Prudential International Value Fund. The financial statements of the other series are not presented herein. The investment objective of the Series is to achieve long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of

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Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are value at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Short-term securities of sufficient credit quality, which mature in 60 days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at fair value.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged to each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential International Value Fund	25

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Foreign Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series enters into forward currency contracts in order to

26	Visit our website at www.prudentialfunds.com

hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. Such credit risk may be mitigated by a master netting agreement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there are no assurances that such mitigating factors are easily enforceable.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements

Prudential International Value Fund	27

Notes to Financial Statements

(Unaudited) continued

of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into subadvisory agreements with LSV Asset Management (“LSV”) and Thornburg Investment Management (“Thornburg”) for the Series.

The subadvisory agreements provide that LSV and Thornburg furnish investment advisory services in connection with the management of the Series. In connection therewith, LSV and Thornburg are obligated to keep certain books and records of the Series. PI pays for the services of the subadvisors, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1% of the average daily net assets up to $300 million, .95% of the next $700 million of average daily net assets and .90% of average daily net assets in excess of $1 billion of the Series. The effective management fee rate as of April 30, 2012 was 1.00%.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by

28	Visit our website at www.prudentialfunds.com

PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2012, PIMS contractually agreed to limit such fee to 0.25% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received $10,984 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2012. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS advised the Series that for the six months ended April 30, 2012, it received $2, $1,365 and $423 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Series’ transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2012 were $6,691,628 and $9,610,728, respectively.

Prudential International Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Note 5. Distributions and Tax Information

The federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2012 was as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$89,660,363	$18,918,757	$(11,960,401)	$6,958,356

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and mark-to-market of open passive foreign investment companies.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2011 of approximately $25,464,000 of which $24,487,000 expires in 2017, and $977,000 expires in 2018. The Series utilized capital loss carryforward to offset net taxable capital gains realized in the fiscal year ended October 31, 2011 of approximately $3,208,000. Accordingly, no capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Series is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Series‘ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statuses of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 250 million authorized shares of $.01 par value common stock, divided into four classes, designated Class A, Class B, Class C and Class Z common stock each of which consists of 75 million, 50 million, 50 million and 75 million authorized shares, respectively.

For the year ended October 31, 2010, the Series received $329,878 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. The per share effect of this amount is disclosed in the financial highlights.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six Months ended April 30, 2012:
Shares sold	41,474	$772,080
Shares issued in reinvestment of dividends and distributions	32,651	585,428
Shares reacquired	(272,401)	(4,992,803)

Net increase (decrease) in shares outstanding before conversion	(198,276)	(3,635,295)
Shares issued upon conversion from Class B	10,800	199,277
Shares reacquired upon conversion into Class Z	(6,033)	(107,215)

Net increase (decrease) in shares outstanding	(193,509)	$(3,543,233)

Year ended October 31, 2011:
Shares sold	174,148	$3,564,449
Shares issued in reinvestment of dividends and distributions	18,196	363,555
Shares reacquired	(405,920)	(8,369,754)

Net increase (decrease) in shares outstanding before conversion	(213,576)	(4,441,750)
Shares issued upon conversion from Class B	33,177	671,705

Net increase (decrease) in shares outstanding	(180,399)	$(3,770,045)

Prudential International Value Fund	31

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six Months ended April 30, 2012:
Shares sold	4,971	$87,993
Shares issued in reinvestment of dividends and distributions	928	15,993
Shares reacquired	(11,965)	(213,193)

Net increase (decrease) in shares outstanding before conversion	(6,066)	(109,207)
Shares reacquired upon conversion into Class A	(11,103)	(199,277)

Net increase (decrease) in shares outstanding	(17,169)	$(308,484)

Year ended October 31, 2011:
Shares sold	11,306	$223,306
Shares issued in reinvestment of dividends and distributions	281	5,390
Shares reacquired	(26,475)	(519,188)

Net increase (decrease) in shares outstanding before conversion	(14,888)	(290,492)
Shares reacquired upon conversion into Class A	(34,655)	(671,705)

Net increase (decrease) in shares outstanding	(49,543)	$(962,197)

Class C
Six Months ended April 30, 2012:
Shares sold	13,487	$237,382
Shares issued in reinvestment of dividends and distributions	3,028	52,206
Shares reacquired	(59,277)	(1,031,226)

Net increase (decrease) in shares outstanding	(42,762)	$(741,638)

Year ended October 31, 2011:
Shares sold	33,601	$667,489
Shares issued in reinvestment of dividends and distributions	649	12,462
Shares reacquired	(55,107)	(1,085,844)

Net increase (decrease) in shares outstanding	(20,857)	$(405,893)

Class Z
Six Months ended April 30, 2012:
Shares sold	257,102	$4,727,303
Shares issued in reinvestment of dividends and distributions	53,865	970,103
Shares reacquired	(203,471)	(3,821,686)

	107,496	1,875,720
Shares reacquired upon conversion into Class A	6,006	107,215

Net increase (decrease) in shares outstanding	113,502	$1,982,935

Year ended October 31, 2011:
Shares sold	1,145,232	$23,097,614
Shares issued in reinvestment of dividends and distributions	84,356	1,692,191
Shares reacquired	(6,266,505)	(132,914,086)

Net increase (decrease) in shares outstanding	(5,036,917)	$(108,124,281)

32	Visit our website at www.prudentialfunds.com

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of .10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended April 30, 2012.

Note 8. In-Kind Redemption

During the year ended October 31, 2011, the Series settled the redemption of certain fund shares by delivery of certain portfolio securities in lieu of cash. The value of such securities was $112,688,510. The Series realized a gain of $8,016,394 related to the in-kind redemption transactions, which amount is included in the Statement of Changes under “Net realized gain on investment and foreign currency transactions”. Such gain is excluded from calculation of the Series’ taxable gain for federal income tax purposes.

Note 9. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

Prudential International Value Fund	33

Notes to Financial Statements

(Unaudited) continued

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

34	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.80		$20.29	$18.45	$15.28	$34.10	$27.12
Income (loss) from investment operations:
Net investment income	.12		.32	.22	.20	.44	.51
Net realized and unrealized gain (loss) on investments	.46		(1.64)	1.71	3.59	(14.93)	7.85
Total from investment operations	.58		(1.32)	1.93	3.79	(14.49)	8.36
Less Dividends and Distributions:
Dividends from net investment income	(.30)		(.17)	(.12)	(.62)	(.38)	(.03)
Distributions from net realized gains	-		-	-	-	(3.95)	(1.35)
Total dividends and distributions	(.30)		(.17)	(.12)	(.62)	(4.33)	(1.38)
Capital Contributions (Note 6)	-		-	.03	-	-	-
Net asset value, end of period	$19.08		$18.80	$20.29	$18.45	$15.28	$34.10
Total Return(a):	3.20%		(6.56)%	10.68%	26.03%	(48.33)%	32.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,739		$38,858	$45,598	$45,945	$40,580	$91,221
Average net assets (000)	$36,348		$44,169	$44,626	$39,582	$71,618	$84,344
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.93%	(e)	1.78%	1.66%	1.65%	1.56%	1.57%
Expenses, excluding distribution and service (12b-1) fees	1.68%	(e)	1.53%	1.41%	1.40%	1.31%	1.32%
Net investment income	1.34%	(e)	1.56%	1.17%	1.30%	1.79%	1.74%
Portfolio turnover rate	7%	(f)	25%	40%	40%	27%	44%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential International Value Fund	35

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.93		$19.37	$17.64	$14.58	$32.73	$26.24
Income (loss) from investment operations:
Net investment income	.05		.16	.08	.08	.24	.24
Net realized and unrealized gain (loss) on investments	.44		(1.56)	1.63	3.45	(14.29)	7.60
Total from investment operations	.49		(1.40)	1.71	3.53	(14.05)	7.84
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.04)	(.01)	(.47)	(.15)	-
Distributions from net realized gains	-		-	-	-	(3.95)	(1.35)
Total dividends and distributions	(.16)		(.04)	(.01)	(.47)	(4.10)	(1.35)
Capital Contributions (Note 6)	-		-	.03	-	-	-
Net asset value, end of period	$18.26		$17.93	$19.37	$17.64	$14.58	$32.73
Total Return(a):	2.78%		(7.26)%	9.86%	25.11%	(48.74)%	31.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,698		$1,975	$3,093	$3,839	$5,143	$16,279
Average net assets (000)	$1,809		$2,651	$3,314	$3,985	$10,730	$16,627
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.68%	(d)	2.52%	2.41%	2.40%	2.31%	2.32%
Expenses, excluding distribution and service (12b-1) fees	1.68%	(d)	1.52%	1.41%	1.40%	1.31%	1.32%
Net investment income	.53%	(d)	.81%	.43%	.58%	1.01%	.84%
Portfolio turnover rate	7%	(e)	25%	40%	40%	27%	44%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.96		$19.40	$17.66	$14.60	$32.77	$26.27
Income (loss) from investment operations:
Net investment income	.05		.16	.07	.08	.24	.27
Net realized and unrealized gain (loss) on investments	.44		(1.56)	1.65	3.45	(14.31)	7.58
Total from investment operations	.49		(1.40)	1.72	3.53	(14.07)	7.85
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.04)	(.01)	(.47)	(.15)	-
Distributions from net realized gains	-		-	-	-	(3.95)	(1.35)
Total dividends and distributions	(.16)		(.04)	(.01)	(.47)	(4.10)	(1.35)
Capital Contributions (Note 6)	-		-	.03	-	-	-
Net asset value, end of period	$18.29		$17.96	$19.40	$17.66	$14.60	$32.77
Total Return(a):	2.78%		(7.25)%	9.91%	25.08%	(48.74)%	31.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,275		$5,947	$6,828	$7,507	$7,355	$17,938
Average net assets (000)	$5,467		$6,690	$6,760	$6,807	$13,571	$16,297
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.68%	(d)	2.53%	2.41%	2.40%	2.31%	2.32%
Expenses, excluding distribution and service (12b-1) fees	1.68%	(d)	1.53%	1.41%	1.40%	1.31%	1.32%
Net investment income	.56%	(d)	.81%	.42%	.58%	1.04%	.94%
Portfolio turnover rate	7%	(e)	25%	40%	40%	27%	44%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

Prudential International Value Fund	37

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.93		$20.42	$18.55	$15.37	$34.30	$27.26
Income (loss) from investment operations:
Net investment income	.15		.24	.26	.24	.50	.60
Net realized and unrealized gain (loss) on investments	.45		(1.51)	1.74	3.62	(15.02)	7.89
Total from investment operations	.60		(1.27)	2.00	3.86	(14.52)	8.49
Less Dividends and Distributions:
Dividends from net investment income	(.35)		(.22)	(.16)	(.68)	(.46)	(.10)
Distributions from net realized gains	-		-	-	-	(3.95)	(1.35)
Total dividends and distributions	(.35)		(.22)	(.16)	(.68)	(4.41)	(1.45)
Capital Contributions (Note 6)	-		-	.03	-	-	-
Net asset value, end of period	$19.18		$18.93	$20.42	$18.55	$15.37	$34.30
Total Return(a):	3.30%		(6.30)%	11.01%	26.41%	(48.23)%	32.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$54,957		$52,086	$159,020	$136,238	$115,710	$234,828
Average net assets (000)	$53,102		$79,550	$139,023	$115,310	$186,380	$206,798
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.68%	(d)	1.47%	1.41%	1.40%	1.31%	1.32%
Expenses, excluding distribution and service (12b-1) fees	1.68%	(d)	1.47%	1.41%	1.40%	1.31%	1.32%
Net investment income	1.66%	(d)	1.16%	1.41%	1.58%	2.06%	2.02%
Portfolio turnover rate	7%	(e)	25%	40%	40%	27%	44%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	LSV Asset Management	155 North Wacker Drive 46th Floor Chicago, IL 60606

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential International Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INTERNATIONAL VALUE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PISAX	PISBX	PCISX	PISZX
CUSIP	743969503	743969602	743969701	743969800

MF115E2    0226469-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SEMIANNUAL REPORT • APRIL 30, 2012

Fund Type

Emerging Market Bond

Objective

Total return, through a combination of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Emerging Markets Debt Local Currency Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Emerging Markets Debt Local Currency Fund

Prudential Emerging Markets Debt Local Currency Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 4.50%. Gross operating expenses: Class A, 2.23%; Class C, 2.93%; Class Q, 1.88%; Class Z, 1.93%. Net operating expenses: Class A, 1.30%; Class C, 2.05%; Class Q, 1.05%; Class Z, 1.05%, after contractual reduction through 2/28/2013.

Cumulative Total Returns (Without Sales Charges) as of 4/30/12
	Six Months	One Year	Since Inception
Class A	4.40%	–1.90%	1.12%
Class C	3.64	–2.21	0.82
Class Q	4.87	–1.54	1.58
Class Z	4.94	–1.47	1.65
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	4.05	–0.28	4.43
Lipper Emerging Markets Debt Funds Average	5.49	4.87	7.59

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Since Inception
Class A		–4.33%	–4.30%
Class C		–1.01	–0.06
Class Q		0.61	0.60
Class Z		0.68	0.68
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index		3.44	3.44
Lipper Emerging Markets Debt Funds Average		6.63	6.63

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception date: 3/30/11

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.50% and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class C shares

2	Visit our website at www.prudentialfunds.com

are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Q and Class Z shares are not subject to a CDSC or 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index

The JP Morgan GBI-EM Global Diversified Index (GBI-EM Global Diversified), an unmanaged index, is a comprehensive emerging markets debt benchmark that tracks local currency bonds issued by emerging market governments.

Lipper Emerging Markets Debt Funds Average

Funds in the Lipper Emerging Markets Debt Funds Average seek either current income or total return by investing at least 65% of total assets in emerging market debt securities, where “emerging market” is defined by a country’s GNP per capita or other economic measure.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 4/30/12
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.26	4.81%
Class C	0.23	4.27
Class Q	0.28	5.34
Class Z	0.27	5.24

Five Largest Issues expressed as a percentage of net assets as of 4/30/12
Hungary Government Bond, Bonds, Ser. 17/13, 6.75%, 02/24/17	5.2%
Brazil Notas Do Tesouro Nacional, Notes, Ser. NTN-F, 10.000%, 01/01/21	4.8
Poland Government Bond, Bonds, Ser. 1019, 5.500%, 10/25/19	3.2
Eskom Holdings Ltd., Notes, MTN, 10.000%, 01/25/23	3.0
Poland Government Bond, Bonds, Ser. 0415, 5.500%, 04/25/15	2.9

Issues reflect only long-term investments and are subject to change.

Prudential Emerging Markets Debt Local Currency Fund	3

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 4/30/12
A	17.0%
Baa	51.8
Ba	14.8
B	2.5
Not Rated**	14.8
Total Investments	100.9
Liabilities in excess of other assets	–0.9
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

** Approximately 10.1% of Not Rated is invested in affiliated money market mutual funds.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2011, at the beginning of the period, and held through the six-month period ended April 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Emerging Markets Debt Local Currency Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Emerging Markets Debt Local Currency Fund		Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,044.00	1.30%	$6.61
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.52

Class C	Actual	$1,000.00	$1,036.40	2.05%	$10.38
	Hypothetical	$1,000.00	$1,014.67	2.05%	$10.27

Class Q	Actual	$1,000.00	$1,048.70	1.05%	$5.35
	Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27

Class Z	Actual	$1,000.00	$1,049.40	1.05%	$5.35
	Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2012, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of April 30, 2012 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

LONG-TERM INVESTMENTS 90.8%
FOREIGN BONDS

Argentina 0.7%
Argentina Boden Bonds,
Sr. Unsec’d. Notes(a)	B3	0.785%	08/03/12		$250	$247,000

Brazil 11.8%
Banco Votorantim Ltd.,
Sr. Unsec’d. Notes, MTN, RegS	Baa1	10.625	04/10/14	BRL	415	224,248
Brazil Notas Do Tesouro Nacional, Notes
Ser. NTN-B - Inflation Linked	Baa2	6.000	08/15/14	BRL	52	61,585
Ser. NTN-B - Inflation Linked	Baa2	6.000	05/15/15	BRL	185	221,054
Ser. NTN-F	Baa2	10.000	01/01/13	BRL	421	223,008
Ser. NTN-F	Baa2	10.000	01/01/14	BRL	840	448,360
Ser. NTN-F	Baa3	10.000	01/01/15	BRL	775	412,140
Ser. NTN-F	Baa2	10.000	01/01/17	BRL	1,492	781,329
Ser. NTN-F	Baa2	10.000	01/01/21	BRL	3,373	1,712,365
Itau Unibanco Holding SA,
Sr. Unsec’d. Notes, RegS	Baa1	10.500	11/23/15	BRL	300	173,911

						4,258,000

Colombia 3.6%
Colombia Government International Bond,
Sr. Unsec’d. Notes	Baa3	7.750	04/14/21	COP	947,000	659,646
Sr. Unsec’d. Notes	Baa3	9.850	06/28/27	COP	180,000	148,657
Sr. Unsec’d. Notes	Baa3	12.000	10/22/15	COP	700,000	496,293

						1,304,596

Hungary 7.8%
Hungary Government Bond, Bonds,
Ser. 15/A	Ba1	8.000	02/12/15	HUF	65,690	303,133
Ser. 16/C	Ba1	5.500	02/12/16	HUF	75,080	319,118
Ser. 17/B	Ba1	6.750	02/24/17	HUF	428,270	1,877,742
Ser. 19/A	Ba1	6.500	06/24/19	HUF	73,650	309,726

						2,809,719

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	7

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

FOREIGN BONDS (Continued)

Indonesia 9.6%
Indonesia Treasury Bond, Sr. Unsec’d. Notes,
Ser. FR36	Baa3	11.500%	09/15/19	IDR	2,200,000	$320,135
Ser. FR51	Baa3	11.250	05/15/14	IDR	2,950,000	362,424
Ser. FR53	Baa3	8.250	07/15/21	IDR	4,970,000	628,444
Ser. FR54	Baa3	9.500	07/15/31	IDR	4,000,000	560,776
Ser. FR55	Baa3	7.375	09/15/16	IDR	3,000,000	354,323
Ser. FR56	Baa3	8.375	09/15/26	IDR	1,000,000	127,384
Ser. FR58	Baa3	8.250	06/15/32	IDR	3,000,000	378,105
Ser. FR61	Baa3	7.000	05/15/22	IDR	6,100,000	717,058

						3,448,649

Ireland 1.0%
RZD Capital Ltd.,
Sr. Unsec’d. Notes, RegS	Baa1	8.300	04/02/19	RUB	10,100	343,470

Malaysia 3.3%
Malaysia Government Bond,
Ser. 0111	A3	4.160	07/15/21	MYR	1,740	602,918
Ser. 0311	A3	4.392	04/15/26	MYR	440	154,023
Sr. Unsec’d. Notes, Ser. 1/06	A3	4.262	09/15/16	MYR	1,200	412,255

						1,169,196

Mexico 7.8%
Mexican Bonos, Bonds
Ser. M	Baa1	6.500	06/10/21	MXN	3,500	275,340
Ser. M 20	Baa1	7.750	05/29/31	MXN	1,600	130,429
Ser. M 20	Baa1	8.500	05/31/29	MXN	1,400	124,088
Ser. M 30	Baa1	8.500	11/18/38	MXN	10,655	920,813
Petroleos Mexicanos,
Gtd. Notes, 144A	Baa1	7.650	11/24/21	MXN	620	48,668
Gtd. Notes	Baa1	9.100	01/27/20	MXN	9,650	829,728
Notes	Baa1	5.190	05/12/14	MXN	6,000	464,074

						2,793,140

Peru 4.6%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	Baa3	6.950	08/12/31	PEN	190	79,991

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

FOREIGN BONDS (Continued)

Peru (cont’d.)
Sr. Unsec’d. Notes, 144A	Baa3	7.840%	08/12/20	PEN	650	$290,545
Sr. Unsec’d. Notes, RegS	Baa3	6.950	08/12/31	PEN	345	145,247
Sr. Unsec’d. Notes, RegS	Baa3	7.840	08/12/20	PEN	1,075	480,517
Sr. Unsec’d. Notes, RegS	Baa3	8.200	08/12/26	PEN	880	419,469
Sr. Unsec’d. Notes, RegS	Baa3	9.910	05/05/15	PEN	550	242,008

						1,657,777

Philippines 1.2%
Philippine Government International Bond,
Sr. Unsec’d. Notes	Ba2	4.950	01/15/21	PHP	8,000	195,287
Sr. Unsec’d. Notes	Ba2	6.250	01/14/36	PHP	10,000	247,661

						442,948

Poland 6.8%
Poland Government Bond, Bonds
Ser. 0415	A2	5.500	04/25/15	PLN	3,195	1,034,502
Ser. 1019	A2	5.500	10/25/19	PLN	3,565	1,150,007
Ser. 1020	A2	5.250	10/25/20	PLN	840	265,003

						2,449,512

Romania 0.4%
Romanian Government International Bond,
Sr. Unsec’d. Notes	Baa3	5.000	03/18/15	EUR	115	155,650

Russia 6.9%
Home Credit & Finance Bank Via Eurasia Capital SA,
Sr. Sec’d. Notes	Ba3	7.000	03/18/14		$250	258,705
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sr. Unsec’d. Notes	Baa1	7.500	03/25/13	RUB	10,100	345,274
Sr. Unsec’d. Notes, MTN	Baa1	8.700	03/17/16	RUB	18,000	628,970
Russian Foreign Bond-Eurobond,
Sr. Unsec’d. Notes, RegS	Baa1	7.850	03/10/18	RUB	20,000	709,917
Sr. Unsec’d. Notes, 144A	Baa1	7.850	03/10/18	RUB	10,000	354,958
Vimpelcom Holdings BV, Gtd. Notes, 144A(a)	Ba3	4.471	06/29/14		$200	200,117

						2,497,941

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	9

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

FOREIGN BONDS (Continued)

Singapore 0.5%
Berau Capital Resources Pte Ltd., Gtd. Notes, RegS	B1	12.500%	07/08/15		$145	$162,037

South Africa 9.9%
Eskom Holdings Ltd., Notes, MTN	Baa2	10.000	01/25/23	ZAR	7,500	1,073,113
South Africa Government Bond, Bonds
Ser. R157	A3	13.500	09/15/15	ZAR	258	40,105
Ser. R186	A3	10.500	12/21/26	ZAR	4,973	764,501
Ser. R204	A3	8.000	12/21/28	ZAR	2,775	369,948
Ser. R208	A3	6.750	03/31/21	ZAR	3,860	467,718
Ser. R209	A3	6.250	03/31/36	ZAR	565	54,302
Sr. Unsec’d. Notes, Ser. R207	A3	7.250	01/15/20	ZAR	6,390	807,325

						3,577,012

Thailand 4.4%
Thailand Government Bond,
Sr. Unsec’d. Notes	Baa1	3.625	06/16/23	THB	4,177	131,949
Sr. Unsec’d. Notes	Baa1	3.650	12/17/21	THB	16,800	541,277
Sr. Unsec’d. Notes	Baa1	3.850	12/12/25	THB	2,000	63,831
Sr. Unsec’d. Notes	Baa1	3.875	06/13/19	THB	20,000	658,520
Sr. Unsec’d. Notes	Baa1	5.670	03/13/28	THB	5,000	193,313

						1,588,890

Turkey 4.0%
Turkey Government Bond,
Bonds	Ba2	8.000	10/09/13	TRY	380	212,475
Bonds	Ba2	9.000	01/27/16	TRY	1,080	612,487
Bonds	Ba2	10.500	01/15/20	TRY	775	473,715
Bonds	Ba2	11.000	08/06/14	TRY	225	132,598

						1,431,275

Ukraine 1.3%
NAK Naftogaz Ukraine, Gtd. Notes	NR	9.500	09/30/14		$230	225,170
Ukraine Government International Bond, Sr. Unsec’d. Notes, 144A	B+(b)	6.250	06/17/16		275	253,000

						478,170

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

FOREIGN BONDS (Continued)

United Arab Emirates 1.2%
Dubai DOF Sukuk Ltd., Sr. Unsec’d. Notes, Ser. E, MTN	NR	6.396%	11/03/14		$155	$163,719
Emirate of Dubai Government International Bonds, Sr. Notes, Ser. E, MTN, RegS	NR	6.700	10/05/15		250	268,450

						432,169

Uruguay 0.5%
Uruguay Government International Bond, Sr. Unsec’d. Notes	Ba1	5.000	09/14/18	UYU	2,997	175,443

Venezuela 3.5%
Petroleos de Venezuela SA, Gtd. Notes, RegS	B+(b)	8.500	11/02/17		$240	214,200
Sr. Unsec’d. Notes	B1	8.000	11/17/13		40	40,152
Sr. Unsec’d. Notes, Ser. 2014	NR	4.900	10/28/14		1,100	1,003,750

						1,258,102

Total long-term investments (cost $33,096,291)						32,680,696

				Shares
SHORT-TERM INVESTMENT 10.1%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,647,285)(c)					3,647,285	3,647,285

Total Investments 100.9% (cost $36,743,576; Note 5)						36,327,981
Liabilities in excess of other assets(d) (0.9)%						(339,435)

Net Assets 100.0%						$35,988,546

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	11

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

BRL—Brazilian Real

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MTN—Medium Term Note

MXN—Mexican Peso

MYR—Malaysian Ringgit

NR—Not Rated by Moody’s or Standard & Poor’s

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thailand Baht

TRY—Turkish Lira

UYU—Uruguayan Peso

ZAR—South African Rand

†	The ratings reflected are as of April 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2012.
(b)	Standard & Poor’s Rating.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolio 2 - Prudential Core Taxable Money Market Fund.
(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Forward foreign currency exchange contracts outstanding at April 30, 2012:

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased:
Brazilian Real
Expiring 05/10/12	Citibank NA	BRL	187,802	$101,900	$98,306	$(3,594)
Expiring 07/17/12	Citibank NA	BRL	727,569	390,159	376,006	(14,153)
Expiring 07/17/12	Citibank NA	BRL	405,210	217,166	209,411	(7,755)
Expiring 07/17/12	Citibank NA	BRL	250,493	135,000	129,454	(5,546)
Expiring 07/17/12	Citibank NA	BRL	26,256	13,800	13,569	(231)
Chilean Peso
Expiring 07/09/12	Citibank NA	CLP	130,419,800	266,000	266,551	551
Expiring 07/09/12	Citibank NA	CLP	110,308,167	224,981	225,447	466
Expiring 07/09/12	Citibank NA	CLP	22,561,990	46,300	46,112	(188)
Expiring 07/09/12	Citibank NA	CLP	21,889,680	44,600	44,738	138
Expiring 07/09/12	Citibank NA	CLP	21,733,800	44,500	44,420	(80)
Chinese Yuan Renminbi
Expiring 01/04/13	Citibank NA	CNY	1,794,240	283,280	283,278	(2)
Expiring 03/20/13	Goldman Sachs Group LP	CNY	2,527,000	400,000	398,719	(1,281)
Expiring 03/21/13	Barclays Capital, Inc.	CNY	1,674,005	265,000	264,128	(872)
Colombian Peso
Expiring 05/07/12	Citibank NA	COP	366,857,120	204,400	207,949	3,549
Expiring 05/07/12	Citibank NA	COP	116,407,200	65,600	65,984	384
Expiring 05/07/12	Citibank NA	COP	80,393,600	44,800	45,570	770
Expiring 05/07/12	Citibank NA	COP	79,515,000	45,000	45,072	72
Expiring 05/07/12	Citibank NA	COP	53,580,000	30,000	30,371	371
Expiring 05/16/12	Citibank NA	COP	395,876,250	223,596	224,105	509
Expiring 05/16/12	Citibank NA	COP	189,525,000	105,000	107,290	2,290
Expiring 05/16/12	Citibank NA	COP	158,259,420	89,100	89,590	490
Expiring 05/16/12	Citibank NA	COP	88,500,000	50,000	50,100	100
Euro
Expiring 05/25/12	Barclays Capital, Inc.	EUR	70,000	92,230	92,668	438
Expiring 05/25/12	Barclays Capital, Inc.	EUR	70,000	92,741	92,668	(73)
Expiring 05/25/12	Citibank NA	EUR	268,305	353,985	355,190	1,205
Expiring 05/25/12	Citibank NA	EUR	130,000	172,638	172,098	(540)
Expiring 05/25/12	Citibank NA	EUR	65,000	86,702	86,049	(653)
Expiring 05/25/12	Citibank NA	EUR	45,000	59,035	59,572	537
Expiring 05/25/12	Citibank NA	EUR	40,000	53,017	52,953	(64)
Hungarian Forint
Expiring 05/24/12	Citibank NA	HUF	15,542,002	70,000	71,462	1,462
Expiring 07/17/12	Barclays Capital, Inc.	HUF	9,758,043	42,378	44,535	2,157
Expiring 07/17/12	Citibank NA	HUF	11,566,123	52,500	52,787	287

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	13

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Indian Rupee
Expiring 07/10/12	Citibank NA	INR	16,913,135	$320,871	$316,004	$(4,867)
Expiring 07/10/12	Citibank NA	INR	2,681,024	51,400	50,092	(1,308)
Expiring 07/10/12	Citibank NA	INR	731,124	13,800	13,660	(140)
Expiring 07/30/12	Citibank NA	INR	700,025	13,003	13,027	24
Indonesian Rupiah
Expiring 07/17/12	Citibank NA	IDR	2,990,663,095	323,210	322,794	(416)
Expiring 07/17/12	Citibank NA	IDR	1,458,720,000	157,393	157,445	52
Malaysian Ringgit
Expiring 05/08/12	Citibank NA	MYR	4,980,624	1,623,570	1,644,901	21,331
Expiring 05/08/12	Citibank NA	MYR	413,304	136,000	136,498	498
Expiring 05/08/12	Citibank NA	MYR	355,500	116,500	117,407	907
Expiring 05/08/12	Citibank NA	MYR	176,464	57,700	58,279	579
Expiring 05/08/12	Morgan Stanley & Co., Inc.	MYR	932,687	306,100	308,029	1,929
Expiring 05/08/12	Morgan Stanley & Co., Inc.	MYR	216,677	71,100	71,560	460
Expiring 05/08/12	Morgan Stanley & Co., Inc.	MYR	201,096	66,500	66,414	(86)
Expiring 06/04/12	Citibank NA	MYR	651,988	215,000	214,879	(121)
Expiring 07/06/12	Citibank NA	MYR	1,232,010	405,600	405,185	(415)
Expiring 07/06/12	Citibank NA	MYR	479,342	154,437	157,647	3,210
Expiring 07/06/12	Citibank NA	MYR	163,244	53,200	53,688	488
Expiring 07/06/12	Citibank NA	MYR	158,209	51,400	52,032	632
Expiring 07/06/12	Citibank NA	MYR	157,911	51,400	51,934	534
Mexican Peso
Expiring 05/08/12	Citibank NA	MXN	2,621,328	204,400	201,075	(3,325)
Expiring 05/22/12	Barclays Capital, Inc.	MXN	1,839,530	140,000	140,903	903
Expiring 05/22/12	Barclays Capital, Inc.	MXN	1,353,713	105,000	103,691	(1,309)
Expiring 05/22/12	Citibank NA	MXN	6,976,989	547,916	534,418	(13,498)
Expiring 05/22/12	Citibank NA	MXN	3,421,440	259,200	262,073	2,873
Expiring 05/22/12	Citibank NA	MXN	1,437,135	110,000	110,081	81
Expiring 05/22/12	Citibank NA	MXN	1,435,518	110,000	109,957	(43)
Expiring 05/22/12	Citibank NA	MXN	900,981	70,000	69,013	(987)
Expiring 05/22/12	Citibank NA	MXN	449,655	35,000	34,442	(558)
Expiring 05/22/12	Citibank NA	MXN	382,925	30,000	29,331	(669)
Expiring 05/22/12	Goldman Sachs Group LP	MXN	438,466	34,300	33,585	(715)
Expiring 05/22/12	JPMorgan Chase Bank	MXN	656,804	50,900	50,310	(590)

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Expiring 07/17/12	Barclays Capital, Inc.	MXN	529,644	$39,887	$40,366	$479
Expiring 07/17/12	Citibank NA	MXN	720,030	55,000	54,877	(123)
Expiring 11/21/12	Citibank NA	MXN	13,802,746	1,032,908	1,039,936	7,028
Peruvian Nuevo Sol
Expiring 07/10/12	Citibank NA	PEN	140,847	53,200	53,297	97
Philippine Peso
Expiring 07/18/12	Citibank NA	PHP	26,098,517	607,861	614,400	6,539
Expiring 07/18/12	Citibank NA	PHP	1,493,450	34,784	35,158	374
Polish Zloty
Expiring 05/24/12	Citibank NA	PLN	1,508,455	474,633	477,091	2,458
Expiring 05/24/12	Citibank NA	PLN	1,126,340	355,000	356,237	1,237
Expiring 05/24/12	Citibank NA	PLN	882,734	280,083	279,189	(894)
Expiring 05/24/12	Citibank NA	PLN	389,486	125,000	123,186	(1,814)
Expiring 05/24/12	Citibank NA	PLN	210,419	65,699	66,551	852
Expiring 05/24/12	Citibank NA	PLN	140,580	44,440	44,462	22
Expiring 05/24/12	Citibank NA	PLN	84,252	26,332	26,647	315
Expiring 05/24/12	Goldman Sachs Group LP	PLN	192,290	61,039	60,817	(222)
Expiring 05/24/12	UBS AG	PLN	189,585	59,252	59,962	710
Expiring 07/17/12	Citibank NA	PLN	169,855	53,400	53,387	(13)
Expiring 07/17/12	Citibank NA	PLN	134,645	41,632	42,321	689
Russian Ruble
Expiring 06/06/12	Citibank NA	RUB	2,523,008	85,700	85,358	(342)
Expiring 06/06/12	Citibank NA	RUB	2,271,499	75,800	76,849	1,049
Expiring 06/06/12	Goldman Sachs Group LP	RUB	23,871,218	812,444	807,605	(4,839)
Expiring 07/13/12	Citibank NA	RUB	7,705,038	256,972	259,344	2,372
Expiring 07/17/12	Citibank NA	RUB	8,124,325	271,100	273,299	2,199
Expiring 07/17/12	Citibank NA	RUB	2,718,596	91,600	91,452	(148)
Expiring 07/17/12	Citibank NA	RUB	410,895	13,800	13,822	22
Singapore Dollar
Expiring 05/23/12	Barclays Capital, Inc.	SGD	162,928	130,000	131,662	1,662
Expiring 05/23/12	Citibank NA	SGD	207,461	165,000	167,648	2,648
Expiring 05/23/12	Citibank NA	SGD	135,991	108,340	109,894	1,554
Expiring 05/23/12	Citibank NA	SGD	131,467	105,000	106,238	1,238
Expiring 05/23/12	Citibank NA	SGD	12,289	9,770	9,930	160
Expiring 07/17/12	Citibank NA	SGD	64,195	51,500	51,887	387
Expiring 07/17/12	Citibank NA	SGD	51,869	41,592	41,924	332
South African Rand
Expiring 05/30/12	Citibank NA	ZAR	420,646	55,000	53,861	(1,139)

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	15

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Expiring 05/31/12	Citibank NA	ZAR	1,986,297	$255,840	$254,298	$(1,542)
Expiring 05/31/12	Citibank NA	ZAR	264,845	33,900	33,907	7
Expiring 05/31/12	Citibank NA	ZAR	51,744	6,615	6,625	10
Expiring 05/31/12	Morgan Stanley & Co., Inc.	ZAR	266,054	34,300	34,062	(238)
Expiring 07/17/12	Citibank NA	ZAR	304,810	37,839	38,761	922
South Korean Won
Expiring 05/02/12	Citibank NA	KRW	241,091,940	211,800	213,332	1,532
Expiring 05/02/12	Citibank NA	KRW	179,001,975	158,500	158,391	(109)
Expiring 05/14/12	Citibank NA	KRW	248,759,120	219,200	219,894	694
Expiring 07/06/12	Citibank NA	KRW	125,229,105	110,300	110,304	4
Expiring 07/06/12	Citibank NA	KRW	62,269,240	54,800	54,848	48
Expiring 07/13/12	Citibank NA	KRW	120,120,000	105,000	105,754	754
Expiring 07/13/12	Citibank NA	KRW	39,444,991	34,249	34,727	478
Expiring 07/13/12	UBS AG	KRW	244,594,750	215,000	215,341	341
Expiring 08/02/12	Citibank NA	KRW	179,001,975	155,986	157,387	1,401
Thai Baht
Expiring 05/08/12	Citibank NA	THB	929,820	30,000	30,221	221
Expiring 05/31/12	Morgan Stanley & Co., Inc.	THB	3,816,009	123,400	123,823	423
Expiring 05/31/12	Morgan Stanley & Co., Inc.	THB	1,808,194	58,500	58,673	173
Expiring 05/31/12	UBS AG	THB	44,695,699	1,464,712	1,450,297	(14,415)
Expiring 07/03/12	Citibank NA	THB	8,876,289	286,600	287,459	859
Expiring 07/03/12	Citibank NA	THB	8,045,873	260,300	260,566	266
Expiring 07/03/12	Citibank NA	THB	1,587,746	51,400	51,419	19
Expiring 07/18/12	Citibank NA	THB	1,162,416	37,431	37,610	179
Turkish Lira
Expiring 05/31/12	Bank of New York (The)	TRY	3,258,994	1,799,420	1,842,074	42,654
Expiring 05/31/12	Barclays Capital, Inc.	TRY	121,626	67,200	68,746	1,546
Expiring 05/31/12	Citibank NA	TRY	629,020	350,000	355,540	5,540
Expiring 05/31/12	Citibank NA	TRY	573,592	317,286	324,210	6,924
Expiring 05/31/12	Citibank NA	TRY	398,768	225,000	225,394	394
Expiring 05/31/12	Goldman Sachs Group LP	TRY	141,794	78,800	80,146	1,346
Expiring 07/16/12	Citibank NA	TRY	648,341	353,375	363,058	9,683
Expiring 07/16/12	Citibank NA	TRY	94,376	51,600	52,849	1,249
Expiring 07/16/12	Citibank NA	TRY	25,194	13,800	14,108	308

				$23,136,229	$23,208,987	$72,758

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Sold
Brazilian Real
Expiring 05/10/12	Citibank NA	BRL	278,088	$158,500	$145,567	$12,933
Expiring 07/17/12	Citibank NA	BRL	1,952,792	1,045,784	1,009,197	36,587
Expiring 07/17/12	Citibank NA	BRL	473,340	245,000	244,621	379
Expiring 07/17/12	Citibank NA	BRL	32,198	17,200	16,640	560
Chilean Peso
Expiring 07/09/12	Citibank NA	CLP	132,360,950	269,300	270,519	(1,219)
Expiring 07/09/12	Citibank NA	CLP	21,927,585	44,700	44,815	(115)
Chinese Yuan Renminbi
Expiring 01/04/13	Morgan Stanley & Co., Inc.	CNY	1,794,240	280,000	283,278	(3,278)
Colombian Peso
Expiring 05/07/12	Citibank NA	COP	85,134,250	47,500	48,257	(757)
Expiring 05/07/12	Citibank NA	COP	30,702,000	17,200	17,403	(203)
Expiring 05/07/12	Morgan Stanley & Co., Inc.	COP	107,520,000	60,000	60,947	(947)
Expiring 05/16/12	Citibank NA	COP	187,351,500	105,000	106,059	(1,059)
Euro
Expiring 05/24/12	Citibank NA	EUR	50,000	65,698	66,191	(493)
Expiring 05/24/12	Citibank NA	EUR	20,000	26,332	26,476	(144)
Expiring 05/24/12	UBS AG	EUR	45,000	59,252	59,572	(320)
Expiring 05/25/12	Citibank NA	EUR	430,000	572,069	569,246	2,823
Expiring 05/25/12	Citibank NA	EUR	130,000	172,650	172,098	552
Expiring 05/25/12	Citibank NA	EUR	55,000	71,846	72,811	(965)
Expiring 05/25/12	Citibank NA	EUR	50,000	66,084	66,191	(107)
Expiring 05/25/12	Citibank NA	EUR	50,000	66,048	66,191	(143)
Expiring 05/25/12	Citibank NA	EUR	45,000	59,182	59,572	(390)
Expiring 05/25/12	Citibank NA	EUR	45,000	59,449	59,572	(123)
Expiring 05/25/12	Citibank NA	EUR	35,000	45,664	46,334	(670)
Expiring 05/25/12	Citibank NA	EUR	35,000	45,719	46,334	(615)
Expiring 05/25/12	Citibank NA	EUR	35,000	45,760	46,334	(574)
Expiring 05/25/12	Citibank NA	EUR	30,000	39,921	39,715	206
Expiring 05/25/12	Citibank NA	EUR	30,000	39,202	39,715	(513)
Expiring 05/25/12	Citibank NA	EUR	30,000	39,384	39,715	(331)
Expiring 05/25/12	Citibank NA	EUR	15,000	19,844	19,858	(14)
Expiring 05/25/12	Morgan Stanley & Co., Inc.	EUR	76,630	101,700	101,445	255
Hungarian Forint
Expiring 05/24/12	Barclays Capital, Inc.	HUF	32,704,672	150,602	150,375	227
Expiring 05/24/12	Citibank NA	HUF	116,277,625	525,606	534,642	(9,036)

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	17

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.)
Indian Rupee
Expiring 07/10/12	Citibank NA	INR	2,992,275	$55,800	$55,908	$(108)
Expiring 07/10/12	Citibank NA	INR	2,671,928	50,800	49,922	878
Expiring 07/10/12	Citibank NA	INR	902,742	17,200	16,867	333
Indonesian Rupiah
Expiring 05/10/12	Citibank NA	IDR	5,224,078,200	568,700	567,800	900
Malaysian Ringgit
Expiring 05/08/12	Morgan Stanley & Co., Inc.	MYR	262,126	86,200	86,570	(370)
Expiring 07/06/12	Citibank NA	MYR	324,718	104,900	106,794	(1,894)
Mexican Peso
Expiring 05/08/12	Citibank NA	MXN	2,621,328	203,114	201,074	2,040
Expiring 05/22/12	Citibank NA	MXN	13,802,746	1,049,718	1,057,253	(7,535)
Expiring 05/22/12	Citibank NA	MXN	1,837,039	140,000	140,712	(712)
Expiring 05/22/12	Citibank NA	MXN	1,395,251	108,700	106,872	1,828
Expiring 05/22/12	Citibank NA	MXN	1,222,505	95,000	93,641	1,359
Expiring 05/22/12	Citibank NA	MXN	461,263	35,000	35,331	(331)
Peruvian Nuevo Sol
Expiring 07/10/12	Citibank NA	PEN	2,052,034	766,972	776,503	(9,531)
Expiring 07/10/12	Citibank NA	PEN	274,383	102,900	103,828	(928)
Philippine Peso
Expiring 05/22/12	Citibank NA	PHP	5,140,443	119,506	121,542	(2,036)
Expiring 05/22/12	Citibank NA	PHP	1,069,250	25,000	25,282	(282)
Expiring 05/22/12	Morgan Stanley & Co., Inc.	PHP	28,257,900	660,000	668,136	(8,136)
Polish Zloty
Expiring 05/24/12	Citibank NA	PLN	614,430	194,515	194,331	184
Expiring 05/24/12	Citibank NA	PLN	159,484	50,900	50,441	459
Russian Ruble
Expiring 06/06/12	Citibank NA	RUB	6,650,550	225,000	225,000	—
Expiring 06/06/12	Citibank NA	RUB	3,665,996	124,250	124,027	223
Expiring 07/17/12	Citibank NA	RUB	10,404,450	350,000	350,001	(1)
Expiring 07/17/12	Citibank NA	RUB	9,517,573	316,472	320,167	(3,695)
Expiring 07/17/12	Citibank NA	RUB	8,008,728	266,000	269,410	(3,410)
Singapore Dollar
Expiring 05/23/12	Citibank NA	SGD	137,739	110,000	111,307	(1,307)
Expiring 05/23/12	Citibank NA	SGD	130,799	105,000	105,698	(698)
Expiring 05/23/12	Citibank NA	SGD	112,316	90,000	90,763	(763)
South African Rand
Expiring 05/31/12	Citibank NA	ZAR	1,369,947	177,161	175,389	1,772
Expiring 05/31/12	UBS AG	ZAR	1,279,385	164,053	163,795	258

See Notes to Financial Statements.

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Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.)
South Korean Won
Expiring 05/02/12	Citibank NA	KRW	241,091,940	$214,657	$213,332	$1,325
Expiring 05/02/12	Citibank NA	KRW	179,001,975	156,882	158,391	(1,509)
Expiring 05/14/12	Morgan Stanley & Co., Inc.	KRW	248,600,000	220,000	219,754	246
Expiring 07/06/12	Citibank NA	KRW	64,231,695	56,100	56,576	(476)
Expiring 07/13/12	Citibank NA	KRW	58,967,040	51,200	51,915	(715)
Thai Baht
Expiring 05/31/12	Citibank NA	THB	11,754,754	381,017	381,421	(404)
Expiring 05/31/12	Citibank NA	THB	5,048,537	164,100	163,816	284
Expiring 05/31/12	Citibank NA	THB	4,201,688	135,900	136,337	(437)
Expiring 07/03/12	Citibank NA	THB	8,799,750	284,800	284,980	(180)
Expiring 07/03/12	Citibank NA	THB	7,471,992	242,000	241,981	19
Expiring 07/03/12	Citibank NA	THB	1,745,013	56,100	56,512	(412)
Turkish Lira
Expiring 05/31/12	Barclays Capital, Inc.	TRY	406,099	229,862	229,538	324
Expiring 05/31/12	Barclays Capital, Inc.	TRY	17,680	9,680	9,993	(313)
Expiring 07/16/12	Citibank NA	TRY	31,540	17,200	17,662	(462)

				$13,144,555	$13,146,262	(1,707)

						$71,051

Interest rate swap agreements outstanding as of April 30, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
MXN	8,000	02/21/22	6.620%	28 Day Mexican Interbank Rate(1)	$11,912	$—	$11,912	Barclays Bank PLC
MXN	3,000	02/28/22	6.440%	28 Day Mexican Interbank Rate(1)	998	—	998	Barclays Bank PLC

					$12,910	$—	$12,910

(1)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	19

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which are traded at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds:
Argentina	$—	$247,000	$—
Brazil	—	4,258,000	—
Colombia	—	1,304,596	—
Hungary	—	2,809,719	—
Indonesia	—	3,448,649	—
Ireland	—	343,470	—
Malaysia	—	1,169,196	—
Mexico	—	1,450,670	1,342,470
Peru	—	1,657,777	—
Philippines	—	442,948	—
Poland	—	2,449,512	—
Romania	—	155,650	—
Russia	—	2,497,941	—
Singapore	—	162,037	—
South Africa	—	3,577,012	—
Thailand	—	1,588,890	—
Turkey	—	1,431,275	—
Ukraine	—	478,170	—
United Arab Emirates	—	432,169	—
Uruguay	—	175,443	—

See Notes to Financial Statements.

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	Level 1	Level 2	Level 3
Foreign Bonds (continued):
Venezuela	$—	$1,258,102	$—
Affiliated Money Market Mutual Fund	3,647,285	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	71,051	—
Interest Rate Swap Agreements	—	12,910	—

Total	$3,647,285	$31,422,187	$1,342,470

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Bonds
Balance as of 10/31/11	$1,275,437
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	21,459
Purchases	45,574
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 04/30/12	$1,342,470

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $21,459 was included in Net Assets relating to securities held at the reporting period end.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 was as follows:

Foreign Government Obligations	70.5%
Foreign Agencies	15.2
Foreign Corporations	5.1
Affiliated Money Market Mutual Fund	10.1

100.9
Liabilities in excess of other assets	(0.9)

Net Assets	100.0%

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	21

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Prudential Emerging Markets Debt Local Currency Fund (the “Series”) invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$229,629	Unrealized depreciation on forward foreign currency contracts	$158,578
Interest rate contracts	Unrealized appreciation on swap agreements	12,910	—	—

		$242,539		$158,578

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Contracts	Futures	Swaps	Total
Foreign exchange contracts	$80,192	$—	$—	$80,192
Interest rate contracts	—	(19,889)	1,201	(18,688)

Total	$80,192	$(19,889)	$1,201	$61,504

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Contracts	Swaps	Total
Interest rate contracts	$—	$12,910	$12,910
Foreign exchange contracts	139,118	—	139,118

Total	$139,118	$12,910	$152,028

See Notes to Financial Statements.

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As of April 30, 2012, the Series’ volume of derivative activities is as follows:

Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)	Interest Rate Swaps (Notional amount in USD (000)
$19,413,849	$11,565,093	$846

In addition, interest rate futures contracts were bought and sold/closed with an aggregate value at trade date of $1,314,398 and $1,294,509, respectively.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	23

Statement of Assets and Liabilities

as of April 30, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $33,096,291)	$32,680,696
Affiliated Investments (cost $3,647,285)	3,647,285
Foreign currency, at value (cost $173,846)	176,225
Cash	27,695
Dividends and interest receivable	620,034
Unrealized appreciation on forward foreign currency contracts	229,629
Receivable for investments sold	196,187
Receivable for Series shares sold	75,235
Unrealized appreciation on swap agreements	12,910
Prepaid expenses	195

Total assets	37,666,091

Liabilities
Payable for investments purchased	1,339,443
Accrued expenses	164,252
Unrealized depreciation on forward foreign currency contracts	158,578
Payable for Series shares reacquired	9,573
Dividends payable	2,464
Management fee payable	1,644
Distribution fee payable	1,232
Affiliated transfer agent fee payable	359

Total liabilities	1,677,545

Net Assets	$35,988,546

Net assets were comprised of:
Common stock, at par	$37,706
Paid-in capital in excess of par	36,714,402

36,752,108
Distributions in excess of net investment income	(127,940)
Accumulated net realized loss on investment and foreign currency transactions	(249,254)
Net unrealized depreciation on investments and foreign currencies (net of capital gain tax)	(386,368)

Net assets, April 30, 2012	$35,988,546

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($2,792,450 ÷ 293,804 shares of common stock issued and outstanding)	$9.50
Maximum sales charge (4.50% of offering price)	0.45

Maximum offering price to public	$9.95

Class C
Net asset value, offering price and redemption price per share ($911,502 ÷ 95,765 shares of common stock issued and outstanding)	$9.52

Class Q
Net asset value, offering price and redemption price per share ($1,016 ÷ 106.5 shares of common stock issued and outstanding)	$9.54

Class Z
Net asset value, offering price and redemption price per share ($32,283,578 ÷ 3,380,973 shares of common stock issued and outstanding)	$9.55

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	25

Statement of Operations

Six Months Ended April 30, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income (net of foreign withholding taxes of $55,803)	$971,968
Affiliated dividend income	1,593

Total income	973,561

Expenses
Management fee	122,758
Distribution fee—Class A	2,571
Distribution fee—Class C	3,038
Custodian’s fees and expenses	72,000
Registration fees	34,000
Audit fee	29,000
Reports to shareholders	12,000
Legal fees and expenses	8,000
Directors’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,155) (Note 3)	3,000
Miscellaneous	9,583

Total expenses	301,950
Expense reimbursement (Note 2)	(135,313)

Net expenses	166,637

Net investment income	806,924

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(275,858)
Foreign currency transactions	63,050
Financial futures transactions	(19,889)
Swap agreement transactions	1,201

(231,496)

Net change in unrealized appreciation (depreciation) on:
Investments (net of capital gains tax)	766,539
Foreign currencies	146,509
Swap agreements	12,910

925,958

Net gain on investment and foreign currency transactions	694,462

Net Increase In Net Assets Resulting From Operations	$1,501,386

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2012	March 30, 2011* through October 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$806,924	$810,330
Net realized loss on investment and foreign currency transactions	(231,496)	(537,861)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	925,958	(1,312,326)

Net increase (decrease) in net assets resulting from operations	1,501,386	(1,039,857)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(58,555)	(19,533)
Class C	(14,290)	(2,172)
Class Q	(29)	(12)
Class Z	(825,712)	(314,913)

	(898,586)	(336,630)

Tax return of capital
Class A	—	(33,363)
Class C	—	(3,710)
Class Q	—	(21)
Class Z	—	(537,863)

	—	(574,957)

Series share transactions (Note 6)
Net proceeds from shares sold	6,622,800	32,459,449
Net asset value of shares issued in reinvestment of dividends and tax return of capital	864,776	894,161
Cost of shares reacquired	(1,652,317)	(1,851,679)

Net increase in net assets from Series share transactions	5,835,259	31,501,931

Total increase	6,438,059	29,550,487

Net Assets:
Beginning of period	29,550,487	—

End of period	$35,988,546	$29,550,487

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	27

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of five series: Prudential International Equity Fund, Prudential International Value Fund, Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund, and Prudential Emerging Markets Debt Local Currency Fund (the “Series”). These financial statements relate to the Prudential Emerging Markets Debt Local Currency Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on March 30, 2011. The investment objective of the Series is to seek total return, through a combination of current income and capital appreciation. The Series is non-diversified.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such a day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/

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offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Prudential Emerging Markets Debt Local Currency Fund	29

Notes to Financial Statements

(Unaudited) continued

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. Such credit risk may be mitigated by entering into a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there are no assurances that such mitigating factors are easily enforceable.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Series may not achieve

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the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Swap Agreements: The Series entered into interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Series are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. Such credit risk may be mitigated by entering into a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there are no assurances that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate), swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party.

Prudential Emerging Markets Debt Local Currency Fund	31

Notes to Financial Statements

(Unaudited) continued

Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2012, the Series has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government), held by the Series, to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series amortizes premiums and accretes discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is each series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment

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companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .80% of the average daily net assets of the Series.

PI has contractually agreed through February 28, 2013 to limit net annual Series operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.05% of the Series’ average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C, Class Q and Class Z shares. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed through February 28, 2013, to limit such expenses to .25% of the average daily net assets of the Class A shares.

Prudential Emerging Markets Debt Local Currency Fund	33

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Series that it received $10,882 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2012, there were no contingent deferred sales charges imposed.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a Series of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2012 aggregated $14,453,283 and $8,409,635, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$36,897,581	$710,051	$(1,279,651)	$(569,600)

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The difference between book basis and tax basis is primarily attributable to the difference in the treatment of amortization of premiums.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a contingent deferred sales charge of 1% on shares redeemed within the first 12 months after purchase. Under certain limited circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock below. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

As of April 30, 2012, Prudential Financial, Inc. through its affiliates owned 106 Class A shares, 106 Class C shares, 106 Class Q shares and 2,660,994 Class Z shares of the Series.

There are 250 million shares of common stock at $0.01 par value per share, designated Class A, Class C, Class Q and Class Z common stock, each of which consists of 75 million, 50 million, 50 million and 75 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2012:
Shares sold	152,987	$1,430,536
Shares issued in reinvestment of dividends and distributions	5,199	48,239
Shares reacquired	(144,157)	(1,339,074)

Net increase (decrease) in shares outstanding	14,029	$139,701

Prudential Emerging Markets Debt Local Currency Fund	35

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Period ended October 31, 2011*:
Shares sold	415,348	$4,173,929
Shares issued in reinvestment of dividends and tax return of capital	4,853	46,027
Shares reacquired	(140,426)	(1,355,681)

Net increase (decrease) in shares outstanding	279,775	$2,864,275

Class C
Six months ended April 30, 2012:
Shares sold	53,465	$503,086
Shares issued in reinvestment of dividends and distributions	1,459	13,716
Shares reacquired	(1,389)	(13,209)

Net increase (decrease) in shares outstanding	53,535	$503,593

Period ended October 31, 2011*:
Shares sold	50,542	$505,520
Shares issued in reinvestment of dividends and tax return of capital	571	5,479
Shares reacquired	(8,883)	(82,126)

Net increase (decrease) in shares outstanding	42,230	$428,873

Class Q
Six months ended April 30, 2012:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	3.1	29

Net increase (decrease) in shares outstanding	3.1	$29

Period ended October 31, 2011*:
Shares sold	100.0	$1,000
Shares issued in reinvestment of dividends and tax return of capital	3.4	33

Net increase (decrease) in shares outstanding	103.4	$1,033

Class Z
Six months ended April 30, 2012:
Shares sold	496,711	$4,689,178
Shares issued in reinvestment of dividends and distributions	85,966	802,792
Shares reacquired	(32,303)	(300,034)

Net increase (decrease) in shares outstanding	550,374	$5,191,936

Period ended October 31, 2011*:
Shares sold	2,790,861	$27,779,000
Shares issued in reinvestment of dividends and tax return of capital	85,813	842,622
Shares reacquired	(46,075)	(413,872)

Net increase (decrease) in shares outstanding	2,830,599	$28,207,750

*	Commencement of operations on March 30, 2011.

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Note 7. Borrowing

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended April 30, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Emerging Markets Debt Local Currency Fund	37

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30, 2012		March 30, 2011(a) through October 31, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.36		$10.00
Income (loss) from investment operations:
Net investment income	.24		.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.16		(.62)
Total from investment operations	.40		(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.13)
Tax return of capital	-		(.21)
Total dividends and distributions	(.26)		(.34)
Net asset value, end of period	$9.50		$9.36
Total Return(b):	4.40%		(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,792		$2,620
Average net assets (000)	$2,068		$1,634
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees(e)	1.30%	(f)	1.30% (f)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(f)	1.05% (f)
Net investment income	5.11%	(f)	4.85% (f)
Portfolio turnover rate	29%	(g)	60% (g)

(a) Commencement of operations.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would be 2.18%, 1.93% and 4.22%, 2.76%, 2.51% and 3.39%, respectively, for the six months ended April 30, 2012 and the period ended October 31, 2011.

(e) The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(f) Annualized

(g) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended April 30, 2012		March 30, 2011(a) through October 31, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.41		$10.00
Income (loss) from investment operations:
Net investment income	.26		.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.08		(.57)
Total from investment operations	.34		(.26)
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.12)
Tax return of capital	-		(.21)
Total dividends and distributions	(.23)		(.33)
Net asset value, end of period	$9 .52		$9.41
Total Return(b):	3.64%		(2.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$912		$398
Average net assets (000)	$611		$211
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	2.05%	(e)	2.05% (e)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(e)	1.05% (e)
Net investment income	4.15%	(e)	4.09% (e)
Portfolio turnover rate	29%	(f)	60% (f)

(a) Commencement of operations.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would be 2.93%, 1.93% and 3.27%, 3.52%, 2.52% and 2.62%, respectively, for the six months ended April 30, 2012 and the period ended October 31, 2011.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	39

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30, 2012		March 30, 2011(a) through October 31, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.37		$10.00
Income (loss) from investment operations:
Net investment income	.25		.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20		(.59)
Total from investment operations	.45		(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.28)		(.12)
Tax return of capital	-		(.21)
Total dividends and distributions	(.28)		(.33)
Net asset value, end of period	$9.54		$9.37
Total Return(b):	4.87%		(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1		$1
Average net assets (000)	$1		$1
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	1.05%	(e)	1.05% (e)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(e)	1.05% (e)
Net investment income	5.37%	(e)	4.98% (e)
Portfolio turnover rate	29%	(f)	60% (f)

(a) Commencement of operations.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would be 1.88%, 1.88% and 4.48%, 2.67%, 2.67% and 3.36%, respectively, for the six months ended April 30, 2012 and the period ended October 31, 2011.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended April 30, 2012		March 30, 2011(a) through October 31, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.37		$10.00
Income (loss) from investment operations:
Net investment income	.25		.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20		(.59)
Total from investment operations	.45		(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.12)
Tax return of capital	-		(.21)
Total dividends and distributions	(.27)		(.33)
Net asset value, end of period	$9.55		$9.37
Total Return(b):	4.94%		(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,284		$26,532
Average net assets (000)	$28,179		$25,697
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	1.05%	(e)	1.05% (e)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(e)	1.05% (e)
Net investment income	5.29%	(e)	4.99% (e)
Portfolio turnover rate	29%	(f)	60% (f)

(a) Commencement of operations.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would be 1.93%, 1.93% and 4.41%, 2.72%, 2.72% and 3.32%, respectively, for the six months ended April 30, 2012 and the period ended October 31, 2011.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Emerging Markets Debt Local Currency Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	EMDAX	EMDCX	EMDQX	EMDZX
CUSIP	743969750	743969743	743969735	743969727

MF212E2    0226470-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON GLOBAL OPPORTUNITIES FUND

SEMIANNUAL REPORT • APRIL 30, 2012

Fund Type

Global Stock

Objective

To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2012

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Global Opportunities Fund informative and useful. Because of ongoing market volatility, we understand that this is a difficult time to be an investor. While it is impossible to predict what the future holds, we continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

A diversified asset allocation offers two potential advantages: It limits your exposure to any particular asset class; plus it provides a better opportunity to invest some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investment Management, Inc. (PIM) advises the Prudential Investments fixed income and money market funds through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Global Opportunities Fund

Prudential Jennison Global Opportunities Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 2.73%; Class C, 3.43%; Class Z, 2.43%. Net operating expenses: Class A, 1.60%; Class C, 2.35%; Class Z, 1.35%, after contractual reduction through 3/31/2013.

Cumulative Total Returns (Without Sales Charges) as of 4/30/12
Since Inception
Class A	1.20%
Class C	1.00
Class Z	1.20
MSCI AC World ND Index	–0.49
Lipper Global Multi-Cap Core Funds Average	–0.80
Lipper Global Multi-Cap Growth Funds Average	0.28

Average Annual Total Returns (With Sales Charges) as of 3/31/12
Since Inception
Class A	N/A
Class C	N/A
Class Z	N/A
MSCI AC World ND Index	N/A
Lipper Global Multi-Cap Core Funds Average	N/A
Lipper Global Multi-Cap Growth Funds Average	N/A

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The performance data featured represents past performance for a period of less than one year. While past performance is never an indication of future results, short periods of performance may be particularly unrepresentative of long-term performance for certain types of funds.

Inception date: 3/14/12

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are

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subject to a contingent deferred sales charge (CDSC) of 1%. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a CDSC or 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

MSCI AC World ND Index

MSCI All Country World Index is an unmanaged free-float-adjusted, market capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI comprises 24 developed market indexes and 21 emerging market country indexes. The developed market country indexes include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging market country indexes include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Note: The Fund has been classified by Lipper as Lipper Global Multi-Cap Core Funds but we reclassified it to Lipper Global Multi-Cap Growth Funds. Below are both definitions for reference.

Lipper Global Multi-Cap Core Funds Average

Lipper Global Multi-Cap Core Funds Average are Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have average characteristics compared to the MSCI World Index.

Lipper Global Multi-Cap Growth Funds Average

Lipper Global Multi-Cap Growth Funds Average are Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/12
Apple, Inc., United States	8.5%
priceline.com, Inc., United States	4.3
Michael Kors Holdings Ltd., United States	3.1
VMware, Inc. (Class A Stock), United States	3.1
Novo Nordisk A/S (Class B Stock), Denmark	3.0

Prudential Jennison Global Opportunities Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 4/30/12
Textiles, Apparel & Luxury Goods	12.1%
Software	9.1
Computers & Peripherals	8.5
Specialty Retail	7.7
Internet Software & Services	6.5

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2011, at the beginning of the period, and held through the six-month period ended April 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Global Opportunities Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Global Opportunities Fund		Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$1,012.00	1.60%	$2.11
	Hypothetical	$1,000.00	$1,016.91	1.60%	$8.02

Class C	Actual**	$1,000.00	$1,010.00	2.35%	$3.10
	Hypothetical	$1,000.00	$1,013.18	2.35%	$11.76

Class Z	Actual**	$1,000.00	$1,012.00	1.35%	$1.78
	Hypothetical	$1,000.00	$1,018.15	1.35%	$6.77

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2012, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2012 (to reflect the six-month period) with the exception of the “Actual” information which reflects the 48 day period ended April 30, 2012 due to its inception date of March 14, 2012. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** Commenced operations on March 14, 2012.

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Portfolio of Investments

as of April 30, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS

Bermuda 1.5%
7,800	BTG Pactual Participations Ltd., 144A*	$126,034
7,736	BTG Pactual Participations Ltd.*	125,000

		251,034

Brazil 6.2%
14,175	Arezzo Industria e Comercio SA	219,227
9,219	Cia Hering	228,909
57,008	OdontoPrev SA	301,167
30,045	Raia Drogasil SA	321,233

		1,070,536

China 4.3%
2,652	Baidu, Inc., ADR*	351,920
12,638	Tencent Holdings Ltd.	397,124

		749,044

Denmark 3.0%
3,564	Novo Nordisk A/S (Class B Stock)	525,703

France 1.8%
2,818	Remy Cointreau SA	314,044

Germany 3.8%
4,074	Adidas AG	339,743
4,796	SAP AG	317,994

		657,737

Ireland 2.3%
12,179	Shire PLC	397,283

Italy 0.9%
22,586	Prada SpA*	153,414

Japan 1.4%
1,422	FANUC Corp.	242,046

Macau 1.8%
78,087	Sands China Ltd.	306,968

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	7

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

South Africa 1.5%
19,581	Mr Price Group Ltd.	$264,998

South Korea 3.1%
800	NCSoft Corp.	207,411
261	Samsung Electronics Co. Ltd.	321,017

		528,428

Spain 1.8%
3,552	Inditex SA	319,485

Thailand 1.7%
121,856	CP ALL PCL*	302,163

United Kingdom 8.2%
9,947	Aggreko PLC	363,379
29,585	ARM Holdings PLC	251,591
19,668	BG Group PLC	462,989
14,436	Burberry Group PLC	347,909

		1,425,868

United States 55.4%
5,509	Alexion Pharmaceuticals, Inc.*	497,573
8,215	American Express Co.	494,625
2,844	Anadarko Petroleum Corp.	208,209
2,522	Apple, Inc.*	1,473,453
4,922	Cognizant Technology Solutions Corp. (Class A Stock)*	360,881
2,025	Credicorp Ltd.	265,093
2,025	Dril-Quip, Inc.*	136,465
4,835	Estee Lauder Cos., Inc. (The)	315,967
8,433	FMC Technologies, Inc.*	396,351
2,053	Fossil, Inc.*	268,266
6,634	Home Depot, Inc. (The)	343,575
3,403	LinkedIn Corp. (Class A Stock)*	369,055
3,105	Lululemon Athletica, Inc.*	230,205
1,105	MasterCard, Inc. (Class A Stock)	499,758
11,896	Michael Kors Holdings Ltd.*	543,290
3,147	Monsanto Co.	239,739
5,285	National Oilwell Varco, Inc.	400,391
1,798	Precision Castparts Corp.	317,113
968	priceline.com, Inc.*	736,474

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United States (cont’d)
4,723	Red Hat, Inc.*	$281,538
1,462	Salesforce.com, Inc.*	227,677
2,972	Starbucks Corp.	170,534
3,036	Tesla Motors, Inc.*	100,583
4,231	TJX Cos., Inc.	176,475
4,820	VMware, Inc. (Class A Stock)*	538,490

		9,591,780

	Total long-term investments (cost $16,817,046)	17,100,531

SHORT-TERM INVESTMENT 3.6%

Affiliated Money Market Mutual Fund
624,790	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $624,790; Note 3)(a)	624,790

	Total Investments 102.3% (cost $17,441,836; Note 5)	17,725,321
	Liabilities in excess of other assets (2.3%)	(394,774)

	Net Assets 100.0%	$17,330,547

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

Prudential Jennison Global Opportunities Fund	9

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Bermuda	$251,034	$—	$—
Brazil	1,070,536	—	—
China	749,044	—	—
Denmark	525,703	—	—
France	314,044	—	—
Germany	657,737	—	—
Ireland	397,283	—	—
Italy	153,414	—	—
Japan	242,046	—	—
Macau	306,968	—	—
South Africa	264,998	—	—
South Korea	528,428	—	—
Spain	319,485	—	—
Thailand	302,163	—	—
United Kingdom	1,425,868	—	—
United States	9,591,780	—	—
Affiliated Money Market Mutual Fund	624,790	—	—

Total	$17,725,321	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

Textiles, Apparel & Luxury Goods	12.1%
Software	9.1
Computers & Peripherals	8.5
Specialty Retail	7.7
Internet Software & Services	6.5
Energy Equipment & Services	5.4
Pharmaceuticals	5.3
IT Services	5.0
Internet & Catalog Retail	4.2
Oil, Gas & Consumable Fuels	3.9
Affiliated Money Market Mutual Fund	3.6
Food & Staples Retailing	3.6
Semiconductors & Semiconductor Equipment	3.3
Biotechnology	2.9
Consumer Finance	2.9
Hotels, Restaurants & Leisure	2.8%
Commercial Services & Supplies	2.1
Aerospace & Defense	1.8
Beverages	1.8
Personal Products	1.8
Healthcare Providers & Services	1.7
Commercial Banks	1.5
Capital Markets	1.4
Chemicals	1.4
Machinery	1.4
Automobiles	0.6

102.3
Liabilities in excess of other assets	(2.3)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2012	SEMIANNUAL REPORT

Prudential Jennison Global Opportunities Fund

Statement of Assets and Liabilities

as of April 30, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $16,817,046)	$17,100,531
Affiliated investments (cost $624,790)	624,790
Receivable for investments sold	543,242
Prepaid expenses	44,270
Dividends receivable	16,205
Due from Manager	2,585
Receivable for Series shares sold	992
Foreign tax reclaim receivable	955

Total assets	18,333,570

Liabilities
Payable for investments purchased	986,644
Accrued expenses	15,875
Distribution fee payable	446
Affiliated transfer agent fee payable	58

Total liabilities	1,003,023

Net Assets	$17,330,547

Net assets were comprised of:
Common stock, at par	$17,122
Paid-in capital in excess of par	17,116,701

17,133,823
Accumulated net investment loss	(1,677)
Accumulated net realized loss on investment and foreign currency transactions	(86,843)
Net unrealized appreciation on investments and foreign currencies	285,244

Net assets, April 30, 2012	$17,330,547

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,987,719 ÷ 196,359 shares of common stock issued and outstanding)	$10.12
Maximum sales charge (5.50% of offering price)	0.59

Maximum offering price to public	$10.71

Class C
Net asset value, offering price and redemption price per share ($149,876 ÷ 14,834 shares of common stock issued and outstanding)	$10.10

Class Z
Net asset value, offering price and redemption price per share ($15,192,952 ÷ 1,501,000 shares of common stock issued and outstanding)	$10.12

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	13

Statement of Operations

For the Period March 14, 2012* through April 30, 2012 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,331)	$27,775
Affiliated dividend income	618

Total income	28,393

Expenses
Management fee	19,563
Distribution fee—Class A	406
Distribution fee—Class C	262
Custodian’s fees and expenses	10,000
Registration fees	9,000
Legal fees and expenses	5,000
Audit fee	3,000
Reports to shareholders	2,000
Directors’ fees	1,000
Miscellaneous	3,414

Total expenses	53,645

Expense reimbursement (Note 2)	(23,575)

Net expenses	30,070

Net investment loss	(1,677)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(60,397)
Foreign currency transactions	(26,446)

(86,843)

Net change in unrealized appreciation on:
Investments	283,485
Foreign currencies	1,759

285,244

Net gain on investment and foreign currency transactions	198,401

Net Increase In Net Assets Resulting From Operations	$196,724

*	Commencement of Series.

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

March 14, 2012* through April 30, 2012
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(1,677)
Net realized loss on investment and foreign currency transactions	(86,843)
Net change in unrealized appreciation on investments and foreign currencies	285,244

Net increase in net assets resulting from operations	196,724

Series share transactions (Note 6)
Net proceeds from shares sold	17,133,823

Net increase in net assets from Series share transactions	17,133,823

Total increase	17,330,547

Net Assets:
Beginning of period	—

End of period	$17,330,547

*	Commencement of Series.

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	15

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of five series: Prudential Jennison Global Opportunities Fund (the “Series”), Prudential International Equity Fund, Prudential International Value Fund, Prudential Jennison International Opportunities Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential Jennison Global Opportunities Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on March 14, 2012. The investment objective of the Series is to achieve long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

The Series holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Series’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Series to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the

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close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the official Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Series’ normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Short-term investments of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair market value. These securities are categorized as level 2 of the fair value hierarchy.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

Prudential Jennison Global Opportunities Fund	17

Notes to Financial Statements

(Unaudited) continued

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward

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contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series’ expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Prudential Jennison Global Opportunities Fund	19

Notes to Financial Statements

(Unaudited) continued

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .90% of the Series’ average daily net assets.

PI has contractually agreed through March 31, 2013 to limit net annual Series operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.35% of the Series’ average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net

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assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through March 31, 2013.

PIMS has advised the Series that for the period ended April 30, 2012, there were no front-end sales charges received.

PIMS has advised the Series that for the period ended April 30, 2012, there were no contingent deferred sales charges imposed.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the period ended April 30, 2012 were $18,523,367 and $1,645,925, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$17,441,836	$613,646	$(330,161)	$283,485

Prudential Jennison Global Opportunities Fund	21

Notes to Financial Statements

(Unaudited) continued

The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Note 6. Capital

The Series offers Class A, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of capital stock.

At April 30, 2012, Prudential Financial, Inc. through its affiliates owned 1,000 Class A shares, 1,000 Class C shares and 1,501,000 Class Z shares of the Series.

There are 900 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock, each of which consists of 300,000,000 authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Period ended April 30, 2012:*
Shares sold	196,359	$1,986,849

Net increase in shares outstanding	196,359	$1,986,849

Class C
Period ended April 30, 2012:*
Shares sold	14,834	$136,974

Net increase in shares outstanding	14,834	$136,974

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Class Z	Shares	Amount
Period ended April 30, 2012:*
Shares sold	1,501,000	$15,010,000

Net increase in shares outstanding	1,501,000	$15,010,000

*	Commenced operations on March 14, 2012.

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the period ended April 30, 2012.

Prudential Jennison Global Opportunities Fund	23

Financial Highlights

(Unaudited)

Class A Shares
	March 14, 2012(a) through April 30, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	—	(e)
Net realized and unrealized gain on investment and foreign currency transactions	.12
Total from investment operations	.12
Net asset value, end of period	$10.12
Total Return(b):	1.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,988
Average net assets (000)	$1,239
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	1.60%	(f)(g)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(f)(g)
Net investment loss	(.32)%	(f)(g)
Portfolio turnover rate	10%	(h)

(a) Commencement of Series.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Less than $.005 per share.

(f) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would be 2.68%, 2.43% and (1.40)%, respectively, for the period ended April 30, 2012.

(g) Annualized

(h) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	March 14, 2012(a) through April 30, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	—	(e)
Net realized and unrealized gain on investment and foreign currency transactions	.10
Total from investment operations	.10
Net asset value, end of period	$10.10
Total Return(b):	1.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$150
Average net assets (000)	$200
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.35%	(d)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(d)(f)
Net investment loss	(.06)%	(d)(f)
Portfolio turnover rate	10%	(g)

(a) Commencement of Series.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Series invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment loss ratio would be 3.43%, 2.43% and (1.14)%, respectively, for the period ended April 30, 2012.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	25

Financial Highlights

(Unaudited) continued

Class Z Shares
	March 14, 2012(a) through April 30, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	—	(e)
Net realized and unrealized gain on investment and foreign currency transactions	.12
Total from investment operations	.12
Net asset value, end of period	$10.12
Total Return(b):	1.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,193
Average net assets (000)	$15,135
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.35%	(d)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(d)(f)
Net investment loss	(.06)%	(d)(f)
Portfolio turnover rate	10%	(g)

(a) Commencement of Series.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment loss ratio would be 2.43%, 2.43% and (1.14)%, respectively, for the period ended April 30, 2012.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Approval of Advisory Agreements

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board considered the proposed management agreement with Prudential Investments LLC (the “Manager”) and the proposed subadvisory agreement with Jennison Associates LLC (the “Subadviser”), with respect to the Prudential Jennison Global Opportunities Fund (the “Fund”) prior to the Fund’s commencement of operations. The Board of Directors (the “Board”) of Prudential World Fund, Inc., including all of the Independent Directors, met on November 29-December 1, 2011 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance and the Subadviser’s qualifications and track record in serving other affiliated mutual funds; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadvisers under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on November 29-December 1, 2011. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadviser, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Directors determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s Subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the agreements are separately discussed below.

Prudential Jennison Global Opportunities Fund

Approval of Advisory Agreements (continued)

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 6-8, 2011 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-independent Directors of the Fund. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 6-8, 2011 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the

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Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, no investment performance for the Fund existed for Board review. Nevertheless, as noted above, the Board did consider the background and professional experience of the proposed portfolio management team for the Fund. The Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.90% of the Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees of 0.45% of the Fund’s first $500 million of average daily net assets and 0.40% of average daily net assets in excess of $500 million to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses for Class A shares to the Lipper 15(c) Peer Group. The Board noted that the Fund’s net management fee was in the third quartile of the Lipper Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses for Class A shares (including expenses related to short sales) were in the third quartile of the Lipper Peer Group (first quartile being the lowest expenses).

The Board noted that the Fund’s contractual management fee of 0.90% was 0.02% from the Peer Group median of 0.88% and that the Fund’s actual management fee would be 0.00%, due to waivers and reimbursements required to support the net total expense limitation, given that the Fund’s initial assets will be low. The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Prudential Jennison Global Opportunities Fund

Approval of Advisory Agreements (continued)

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interests of the Fund.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Global Opportunities Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z
NASDAQ	PRJAX	PRJCX	PRJZX
CUSIP	743969719	743969693	743969685

MF214E2    0226472-00001-00

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

      applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code	of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 21, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 21, 2012